File No. 333- _____

     As filed with the Securities and Exchange Commission on August 13, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __

                       [ ] Post-Effective Amendment No. __

                                  ARMADA FUNDS
                         (FORMERLY KNOWN AS "NCC FUNDS")
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code 1-800-622-FUND

                                -----------------

                             W. BRUCE MCCONNEL, ESQ.
                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH AND CHERRY STREETS
                      PHILADELPHIA, PENNSYLVANIA 19103-6996
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:

                             JAQUELINE HUMMEL, ESQ.
                               NATIONAL CITY BANK
                              NATIONAL CITY CENTER
                                  P.O. BOX 5756
                           CLEVELAND, OHIO 44101-0756

                                -----------------

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective on September 12, 2003 pursuant to Rule 488.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406

                                ARMADA GNMA FUND

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD ON NOVEMBER 5, 2003

         Notice is hereby given that a Special Meeting of Shareholders of the Armada GNMA Fund, a series of Armada Funds (the "Trust"), will be held at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, on November 5, 2003 at 2:00 p.m. (Eastern time), for the following purposes:

Item 1: To consider a proposal to approve a Plan of Reorganization providing for the transfer of all of the assets and all liabilities of the Armada GNMA Fund (the "Selling Fund") in exchange for shares of the Armada U.S. Government Income Fund (the "Acquiring Fund"). The shares so received will be distributed to shareholders of the Selling Fund and the Selling Fund will be terminated as soon as practicable thereafter. These actions are referred to as the "Reorganization."

Item 2: The transaction of such other business as may properly be brought before the meeting.

         Shareholders of record of the Selling Fund as of the close of business on September 12, 2003 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting. The Reorganization will occur only if the Selling Fund's shareholders approve the proposal.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE TRUST. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                           By Order of the Board of Trustees

                                           W. Bruce McConnel
                                           Secretary
                                           ARMADA FUNDS

October 1, 2003

                           PROXY STATEMENT/PROSPECTUS

                              DATED OCTOBER 1, 2003

                  RELATING TO THE ACQUISITION OF THE ASSETS AND
                        ASSUMPTION OF THE LIABILITIES OF
                                ARMADA GNMA FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                       ARMADA U.S. GOVERNMENT INCOME FUND

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 1-800-622-FUND

         This Combined Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of Armada Funds ("Armada" or the "Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of Armada GNMA Fund (the "Selling Fund"), to be held on November 5, 2003 at 2:00 p.m. (Eastern time), at the offices of PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406. At the Meeting, shareholders of the Selling Fund, voting in the aggregate and not by class, will be asked to consider and approve a proposed reorganization, as described in the Plan of Reorganization, the form of which is attached hereto as Exhibit A (the "Reorganization Plan"). The Reorganization Plan contemplates the transfer of the assets and liabilities of the Selling Fund to, and in exchange for shares of, Armada U.S. Government Income Fund (the "Acquiring Fund"), the distribution of the shares so received to shareholders of the Selling Fund and the termination of the Selling Fund as soon as practicable thereafter (the "Reorganization"). The Acquiring Fund and the Selling Fund are individually referred to as a "Fund" and collectively referred to as the "Funds."

         This Combined Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the Selling Fund should know before voting on the Reorganization, and should be retained for future reference. It is both the Selling Fund's proxy statement for the Meeting and a prospectus for the Acquiring Fund. A Statement of Additional Information dated October 1, 2003, relating to this Combined Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety into this Combined Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free (800) 622-FUND.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Reorganization Plan provides that the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, in an amount equal in value to the aggregate net assets of the Selling Fund. The Reorganization is expected to be completed at the start of business on November 24, 2003 (the "Closing Date").

         As soon as is conveniently practicable after the Closing Date, the Selling Fund will liquidate and distribute pro rata to its shareholders of record the Acquiring Fund's shares received, so that a holder of shares in the Selling Fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day next preceding the Closing Date (the "Valuation Date") will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Selling Fund on the Valuation Date (the "Effective Time"). At the Effective Time, shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The Selling Fund will then be terminated.

         The Trust is an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). National City Investment Management Company ("IMC" or the "Adviser") is the investment adviser to both the Selling Fund and the Acquiring Fund. PFPC Inc. ("PFPC") and National City Bank ("NCB") serve as Co-Administrators to the Trust pursuant to a Co-Administration and Accounting Services Agreement dated June 1, 2003. Professional Funds Distributor, LLC (the "Distributor") serves as the distributor of the Funds.

         For a more detailed discussion of the investment goals, policies, risks and restrictions of the Funds, see the Funds' prospectuses each dated October 1, 2002, as supplemented, which have been filed with the SEC and are incorporated by reference into this Combined Proxy Statement/Prospectus. A copy of the prospectus for the class of shares that you own accompanies this Combined Proxy Statement/Prospectus. Additional information concerning the Funds and the Trust is contained in the Trust's Statement of Additional Information dated May 5, 2003, as supplemented, and the Funds' Annual Report dated May 31, 2003, each of which has been filed with the SEC. A copy of the Statement of Additional Information or Annual Report is available upon request and without charge by calling (800) 622-FUND.

         This Combined Proxy Statement/Prospectus is expected to be sent to shareholders on or about October 1, 2003.

TABLE OF CONTENTS

SYNOPSIS.....................................................................4

   The Reorganization........................................................4
   The Trust.................................................................4
   Investment Goals, Principal Investment Strategies and Limitations.........5
   Temporary Positions.......................................................6
   Performance...............................................................6
   Fees and Expenses.........................................................8
   Purchase, Redemption and Exchange Procedures.............................14
   Dividends and Other Distributions........................................14

PRINCIPAL RISK FACTORS......................................................14

INVESTMENT ADVISER..........................................................15

   Investment Advisory Fees.................................................15

DISTRIBUTOR.................................................................16

CO-ADMINISTRATION SERVICES..................................................16

INFORMATION RELATING TO THE REORGANIZATION..................................16

   Description of the Reorganization........................................16
   Reasons for the Reorganization...........................................17
   Federal Income Taxes.....................................................18

FINANCIAL HIGHLIGHTS........................................................18

CAPITALIZATION..............................................................21

SHAREHOLDER RIGHTS..........................................................21

VOTING MATTERS..............................................................22

   General Information......................................................22
   Voting Rights and Required Vote..........................................22
   Record Date and Outstanding Shares.......................................23
   Security Ownership of Certain Beneficial Owners and Management...........23

ADDITIONAL INFORMATION......................................................24

OTHER BUSINESS..............................................................25

SHAREHOLDER INQUIRIES.......................................................25

EXHIBIT A: FORM OF PLAN OF REORGANIZATION..................................A-1

EXHIBIT B: ARMADA U.S. GOVERNMENT INCOME FUND -
 PORTFOLIO MANAGER'S REPORT................................................B-1

EXHIBIT C: ARMADA GNMA FUND - PORTFOLIO MANAGER'S REPORT...................C-1

                                    SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment goals, policies and restrictions, and distribution, purchase, exchange and redemption procedures of the Selling Fund with those of the Acquiring Fund. It is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus, or incorporated by reference into this Combined Proxy Statement/Prospectus. Shareholders should read this entire Combined Proxy Statement/Prospectus carefully. For more complete information, please read the enclosed prospectus.

THE REORGANIZATION

BACKGROUND. Pursuant to the Reorganization Plan, the Selling Fund will transfer all of its assets and liabilities to the Acquiring Fund, solely in exchange for shares of the Acquiring Fund. The Selling Fund will distribute the shares that it receives to its shareholders and will then be terminated. The result of the Reorganization will be that shareholders of the Selling Fund will become shareholders of the Acquiring Fund. A shareholder will receive shares in the Acquiring Fund equal in value to shares held in the Selling Fund before the Reorganization. No sales charges will be imposed in connection with the Reorganization.

The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2 (a)(19) of the 1940 Act, considered the proposed Reorganization at a meeting held on February 28, 2003. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "INFORMATION RELATING TO THE REORGANIZATION- REASONS FOR THE REORGANIZATION"), the Board of Trustees has concluded that the Reorganization would be in the best interests of the Funds, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. One of the conditions for completing the Reorganization is approval by shareholders of the Selling Fund. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Selling Fund nor its shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

DISTRIBUTIONS. Before the Reorganization, the Selling Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

The foregoing description of the Reorganization is qualified by reference to the full text of the Reorganization Plan (the form of which is attached hereto as Exhibit A).

THE TRUST

The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Funds are registered as open-end management investment companies. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. The Selling Fund commenced operations as a separate investment portfolio of Inventor Funds, Inc. (the "Predecessor Selling Fund"). On September 9, 1996, the Predecessor Selling Fund was reorganized as the Selling Fund, a series of the Trust. The Acquiring Fund commenced operations as a separate investment portfolio of The Parkstone Group of Funds (the "Predecessor Acquiring Fund"). On June 10, 2000, the Predecessor Acquiring Fund was reorganized as the Acquiring Fund, a shell portfolio of the Trust, which adopted the financial and performance history of the Predecessor Acquiring Fund.

INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND LIMITATIONS

This section will help you compare the investment goals, principal investment strategies and limitations of the Selling Fund with the Acquiring Fund. Please be aware that this is only a brief discussion. More complete information may be found in the enclosed prospectus.

----------------------------------------------------------- ----------------------------------------------------------
ARMADA GNMA FUND                                            ARMADA U.S. GOVERNMENT INCOME FUND
(Selling Fund)                                              (Acquiring Fund)

----------------------------------------------------------- ----------------------------------------------------------
INVESTMENT GOAL: Current income as well as preservation     INVESTMENT GOAL: Current income as well as preservation
of capital.                                                 of capital.

----------------------------------------------------------- ----------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY: Investing in                 PRINCIPAL INVESTMENT STRATEGY: Investing in
mortgage-backed securities guaranteed by the Government     mortgage-related securities issued or guaranteed by the
National Mortgage Association (GNMA).                       U.S. government.

----------------------------------------------------------- ----------------------------------------------------------
INVESTMENT STRATEGIES: Under normal circumstances, the      INVESTMENT STRATEGIES: Under normal circumstances, the
Fund invests at least 80% of the value of its net assets    Fund invests at least 80% of its net assets plus any
plus any borrowings for investment purposes in              borrowings for investment purposes in obligations issued
mortgage-backed securities guaranteed by GNMA, which is     or guaranteed by the U.S. government or its agencies or
an agency of the U.S. government established to supervise   instrumentalities.  The types of U.S. government
and finance certain types of mortgages.  In addition to     securities include mortgage-related securities, and
mortgage-backed securities, the Fund may invest in other    Treasury bills, notes and bonds.  The Fund may invest
types of investment grade fixed income securities such as   the portion of its assets not subject to the 80%
U.S. Treasury obligations, U.S. government agency           requirement stated above in other types of investments,
obligations, asset-backed securities and commercial         including securities issued by non-governmental issuers,
paper.                                                      such as mortgage-related debt securities, asset-backed
                                                            debt-securities, commercial paper and preferred stock.
In buying and selling securities for the Fund, the Adviser  In buying and selling securities for the Fund, the
assesses current and projected market conditions by         Adviser considers a number of factors, including yield to
considering a number of factors including yield to          maturity, maturity, quality and the outlook for particular issuers
maturity, maturity, quality and the outlook for             and market sectors. The Fund generally maintains a dollar-weighted
particular issuers and market sectors.                      average maturity of between three and ten years.

The Fund's dollar-weighted average portfolio maturity will be between three and ten years. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

----------------------------------------------------------- ----------------------------------------------------------

Each Fund's investment objective may be changed without shareholder approval. While the Selling Fund primarily invests in mortgage-backed securities guaranteed by GNMA, the Acquiring Fund may invest in any obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage related securities, and Treasury bills, notes and bonds. In addition, the Acquiring Fund may hold short-term obligations that are bought and sold frequently, which may result in higher transaction costs, additional capital gains tax liabilities, and lower Fund performance. The Funds have similar investment limitations.

TEMPORARY POSITIONS

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, each Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with a Fund's principal investment strategies, and may prevent a Fund from achieving its investment objective. Each Fund will use these strategies only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective.

Each Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in particular types of securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

PERFORMANCE

The bar charts and the performance tables below for the Selling Fund and the Acquiring Fund illustrate the volatility of an investment in each Fund. The Funds' past performance does not necessarily indicate how the Funds will perform in the future.

These bar charts show changes in the performance of the Funds' Class A Shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Funds would be less than those shown below. The performance of Class B, C, H and I Shares will differ due to differences in expenses.

ARMADA GNMA FUND
(SELLING FUND)
CALENDAR YEAR TOTAL RETURNS

                     ------- ------- ------- -------- ------- -------
                      1997    1998    1999    2000     2001    2002
                     ------- ------- ------- -------- ------- -------
                      9.03%   6.34%   0.56%   10.17%   6.85%   7.51%
                     ------- ------- ------- -------- ------- -------

                                         QUARTER ENDING
                     ---------------- --------------------- --------------------
                     BEST QUARTER           6/30/97                 4.06%
                     ---------------- --------------------- --------------------
                     WORST QUARTER          6/30/99                -0.88%
                     ---------------- --------------------- --------------------

ARMADA U.S. GOVERNMENT INCOME FUND
(ACQUIRING FUND)
CALENDAR YEAR TOTAL RETURNS

------- -------- -------- ------- ------- ------- ------- -------- ------- -------
 1993    1994     1995     1996    1997    1998    1999    2000     2001    2002
------- -------- -------- ------- ------- ------- ------- -------- ------- -------
------- -------- -------- ------- ------- ------- ------- -------- ------- -------
 7.41%   -0.70%   13.50%   4.54%   7.84%   6.80%   0.95%   10.00%   7.35%   7.92%
------- -------- -------- ------- ------- ------- ------- -------- ------- -------

                                         QUARTER ENDING
                     ---------------- --------------------- --------------------
                     BEST QUARTER           6/30/95                 3.88%
                     ---------------- --------------------- --------------------
                     WORST QUARTER          3/31/94                -1.13%
                     ---------------- --------------------- --------------------

The year-to-date total returns through June 30, 2003 for Class A Shares of the Selling Fund and the Acquiring Fund were 1.06% and 1.30%, respectively.

The following tables compare the average annual total returns for the periods ended December 31, 2002 for the Selling Fund to those of the Lehman GNMA Index and for the Acquiring Fund to those of the Lehman Mortgage-Backed Securities Index, after taking into account applicable sales charges for each Fund. No average annual total returns are shown for Class H Shares of the Funds since they had not completed a full calendar year of investment operations as of December 31, 2002.

After-tax returns are shown for only Class A Shares and after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS A SHARES
  GNMA Fund                                                                                              9/11/96
  Returns Before Taxes                          2.42%       5.22%           N/A           6.22%
  Returns After Taxes on Distributions          0.46%       2.89%           N/A           3.74%
  Returns After Taxes on Distributions and      1.45%       2.98%           N/A           3.72%
      Sale of Fund Shares

--------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index1(reflects no deduction      8.69%       7.33%           N/A           8.05%          Since 8/31/96
      for fees, expenses or taxes)

  U.S. Government Income Fund
  Returns Before Taxes                          2.75%       5.53%           5.97%         5.93%          11/12/92
  Returns After Taxes on Distributions          0.84%       3.22%           3.23%         3.20%
  Returns After Taxes on Distributions and
      Sale of Fund Shares                       1.65%       3.24%           3.33%         3.31%
--------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities Index2      8.75%       7.34%           7.28%         7.32%          Since 10/31/92
      (reflects no deduction for fees,
      expenses or taxes)


                                                                                          SINCE          DATE OF
                                                1 YEAR      5 YEARS         10 YEARS      INCEPTION      INCEPTION
--------------------------------------------------------------------------------------------------------------------------
  CLASS B SHARES
  GMNA Fund                                     1.76%       5.40%           N/A           6.50%          8/11/99
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       7.33%           N/A           8.78%          Since 7/31/99

  U.S. Government Income Fund                   2.16%       5.47%           5.68%         5.62%          2/4/94
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index2(reflects no deduction for fees,
      expenses or taxes)                        8.75%       7.34%           7.33%         7.28%          Since 1/31/94

  CLASS C SHARES
  GNMA Fund                                     5.75%       5.74%           N/A           7.79%          1/27/00
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1 (reflects no deduction
      for fees, expenses or taxes)              8.69%       7.33%           N/A           9.95%          Since 1/31/00

  U.S. Government Income Fund                   6.16%       5.91%           5.75%         8.16%          6/21/00
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index 2 (reflects no deduction for fees,
      expenses or taxes)                        8.75%       7.34%           7.33%         9.75%          Since 6/30/00

  CLASS I SHARES
  GNMA Fund                                     7.78%       6.48%           N/A           7.39%          8/10/94
-------------------------------------------------------------------------------------------------------------------------
  Lehman GNMA Index 1(reflects no deduction
      for fees, expenses or taxes)              8.69%       7.33%           N/A           8.05%          Since 7/31/94

  U.S. Government Income Fund                   8.18%       6.84%           6.72%         6.67%          11/12/92
-------------------------------------------------------------------------------------------------------------------------
  Lehman Mortgage-Backed Securities
      Index 2(reflects no deduction for fees,
      expenses or taxes)                        8.75%       7.34%           7.33%         7.32%          Since 10/31/92

-------------
1 The Lehman GNMA Index tracks GNMA issues, including single family, mobile home, midgets and graduated payments components.

2 The Lehman Mortgage-Backed Securities Index is a widely-recognized index of mortgage-backed securities issued by GNMA, FHLMC, and Fannie Mae. All securities in the index are rated AAA, with maturities of at least one year.

FEES AND EXPENSES

The following comparative fee tables show the fees for the Selling Fund and the Acquiring Fund as of May 31, 2003. As indicated below, the total expenses of the Acquiring Fund (currently and following the Reorganization) are the same as those of the Selling Fund. The management fee (currently and following the Reorganization) of the Selling Fund is the same as that of the Acquiring Fund. The pro forma tables show the Acquiring Fund's fees assuming that the Reorganization is approved by shareholders of the Selling Fund.

                                                                                             PRO FORMA -U.S.
                                                                         U.S. GOVERNMENT     GOVERNMENT
  CLASS A                                            GNMA FUND           INCOME FUND         INCOME FUND
                                                     --------------------------------------------------------------
SHAREHOLDER FEES (paid directly from your investment)
-------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Purchases (as percentage of offering price) 1   4.75%               4.75%               4.75%
-------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as
     percentage of net asset value)                  None                None                None
-------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other Distributions
     (as a percentage of offering price)             None                None                None
-------------------------------------------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount
     redeemed, if applicable)                        None                None                None
-------------------------------------------------------------------------------------------------------------------
  Exchange Fee                                       None                None                None
-------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fees                           0.55%               0.55%               0.55%
-------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees 2                        0.05%               0.05%               0.05%
-------------------------------------------------------------------------------------------------------------------
  Other Expenses:
-------------------------------------------------------------------------------------------------------------------
  Shareholder Servicing Fees 3                       0.25%               0.25%               0.25%
-------------------------------------------------------------------------------------------------------------------
     Other                                           0.17%               0.17%               0.17%
-------------------------------------------------------------------------------------------------------------------
  Total Other Expenses                               0.42%               0.42%               0.42%
-------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating
     Expenses                                        1.02%               1.02%               1.02%
-------------------------------------------------------------------------------------------------------------------

------------------
1 This sales charge varies depending upon how much you invest. See the "Purchasing, Selling and Exchanging Fund Shares - Sales Charges" section of the applicable prospectus.

2 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class A Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class A Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.

3 Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class A Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE-CLASS A SHARES

The Example is intended to help you compare the cost of investing in Class A Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:


FUND                                     1 YEAR           3 YEARS         5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class A                     $574             $784            $1,011           $1,664
 U.S. Government Income Fund - Class A   $574             $784            $1,011           $1,664
 Pro Forma -U.S. Government Income
    Fund - Class A                       $574             $784            $1,011           $1,664

                                                                                             PRO FORMA -U.S.
                                                                         U.S. GOVERNMENT     GOVERNMENT
  CLASS B                                            GNMA FUND           INCOME FUND         INCOME FUND
                                                     --------------------------------------------------------------
  SHAREHOLDER FEES (paid directly from your
     investment)
--------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Purchases (as percentage of offering price)     None                None                None
--------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as
     percentage of net asset value) 1                5.00%               5.00%               5.00%
--------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other
     Distributions (as a percentage of offering
     price)                                          None                None                None
--------------------------------------------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount
     redeemed, if applicable)                        None                None                None
--------------------------------------------------------------------------------------------------------------------
  Exchange Fee                                       None                None                None
--------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fee                            0.55%               0.55%               0.55%
--------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees                          0.75%               0.75%               0.75%
--------------------------------------------------------------------------------------------------------------------
Other Expenses:
--------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees 2                    0.25%               0.25%               0.25%
--------------------------------------------------------------------------------------------------------------------
     Other                                           0.17%               0.17%               0.17%
--------------------------------------------------------------------------------------------------------------------
  Total Other Expenses                               0.42%               0.42%               0.42%
--------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses               1.72%               1.72%               1.72%
--------------------------------------------------------------------------------------------------------------------

------------------
1 This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see the section entitled "Purchasing, Selling and Exchanging Fund Shares - Contingent Deferred Sales Charges" in the applicable prospectus.

2 Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class B Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE-CLASS B SHARES

The Example is intended to help you compare the cost of investing in Class B Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same, you reinvest all dividends and distributions, and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                     1 YEAR           3 YEARS         5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class B 1                   $675             $942            $1,133           $1,845
 GNMA Fund - Class B 2                   $175             $542            $933             $1,845
 U.S. Government Income Fund
    Class B 1                            $675             $942            $1,133           $1,845
 U.S. Government Income Fund - Clas
    Class B 2                            $175             $542            $933             $1,845
 Pro Forma -U.S. Government Income
    Fund - Class B 1                     $675             $942            $1,133           $1,845
 Pro Forma -U.S. Government Income
    Fund - Class B 2                     $175             $542            $933             $1,845

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.

                                                                                             PRO FORMA -U.S.
                                                                         U.S. GOVERNMENT     GOVERNMENT
  CLASS C                                            GNMA FUND           INCOME FUND         INCOME FUND
                                                     --------------------------------------------------------------
  SHAREHOLDER FEES (paid directly from your
     investment)
------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Purchases (as a percentage of offering
     price)                                          None                None                None
------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as
     percentage of net asset value) 1                1.00%               1.00%               1.00%
------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other
     Distributions (as a percentage of offering
     price)                                          None                None                None
------------------------------------------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount
     redeemed, if applicable)                        None                None                None
------------------------------------------------------------------------------------------------------------------
  Exchange Fee                                       None                None                None
------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fees                           0.55%               0.55%               0.55%
------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees                          0.75%               0.75%               0.75%
------------------------------------------------------------------------------------------------------------------
  Other Expenses:
------------------------------------------------------------------------------------------------------------------
     Shareholder Servicing Fees 2                    0.25%               0.25%               0.25%
------------------------------------------------------------------------------------------------------------------
     Other                                           0.17%               0.17%               0.17%
------------------------------------------------------------------------------------------------------------------
  Total Other Expenses                               0.42%               0.42%               0.42%
------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses               1.72%               1.72%               1.72%
------------------------------------------------------------------------------------------------------------------

------------------
1 A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
2 Certain financial institutions may provide administrative services to their customers who own Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class C Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE- CLASS C SHARES

The Example is intended to help you compare the cost of investing in Class C Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

FUND                                        1 YEAR          3 YEARS          5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class C 1                      $275            $542             $933            $2,030
 GNMA Fund - Class C 2                      $175            $542             $933            $2,030
 U.S. Government Income Fund -
    Class C 1                               $275            $542             $933            $2,030
 U.S. Government Income Fund -
    Class C 2                               $175            $542             $933            $2,030
 Pro Forma - U.S. Government Income
    Fund - Class C 1                        $275            $542             $933            $2,030
 Pro Forma - U.S. Government Income
    Fund - Class C 2                        $175            $542             $933            $2,030

1    If you sell your shares at the end of the period.
2    If you do not sell your shares at the end of the period.


                                                                                             PRO FORMA -U.S.
                                                                         U.S. GOVERNMENT     GOVERNMENT
  CLASS H                                            GNMA FUND           INCOME FUND         INCOME FUND
                                                     --------------------------------------------------------------
  SHAREHOLDER FEES (paid directly from your
     investment)
  Maximum Total Sales Charge (Load)                  2.00%               2.00%               2.00%
------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Purchases (as percentage of offering price)     1.00%               1.00%               1.00%
------------------------------------------------------------------------------------------------------------------
  Maximum Deferred Sales Charge (Load) (as
     percentage of net asset value) 1                1.00%               1.00%               1.00%
------------------------------------------------------------------------------------------------------------------
  Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends and Other Distributions
     (as a percentage of offering price)             None                None                None
------------------------------------------------------------------------------------------------------------------
  Redemption Fee (as a percentage of amount
     redeemed, if applicable)                        None                None                None
------------------------------------------------------------------------------------------------------------------
  Exchange Fee                                       None                None                None
------------------------------------------------------------------------------------------------------------------

  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fees                           0.55%               0.55%               0.55%
------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees                          0.75%               0.75%               0.75%
------------------------------------------------------------------------------------------------------------------
  Other Expenses:
     Shareholder Servicing Fees 2                    0.25%               0.25%               0.25%
------------------------------------------------------------------------------------------------------------------
     Other                                           0.17%               0.17%               0.17%
------------------------------------------------------------------------------------------------------------------
  Total Other Expenses                               0.42%               0.42%               0.42%
------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses               1.72%               1.72%               1.72%
------------------------------------------------------------------------------------------------------------------

------------------
1 A contingent deferred sales charge is charged only with respect to Class H Shares redeemed prior to eighteen months from the date of purchase.
2 Certain financial institutions may provide administrative services to their customers who own Class H Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of such Class H Shares. For further information, see "Shareholder Services Plan" in the Trust's Statement of Additional Information.

EXAMPLE-CLASS H SHARES

The Example is intended to help you compare the cost of investing in Class H Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

 FUND                                      1 YEAR          3 YEARS          5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class H 1                     $372            $636             $1,024          $2,110
 GNMA Fund - Class H 2                     $273            $636             $1,024          $2,110
 U.S. Government Income Fund -
     Class H 1                             $372            $636             $1,024          $2,110
 U.S. Government Income Fund -
     Class H 2                             $273            $636             $1,024          $2,110
 Pro Forma - U.S. Government Income
    Fund - Class H 1                       $372            $636             $1,024          $2,110
 Pro Forma -U.S. Government Income
    Fund - Class H 2                       $273            $636             $1,024          $2,110

1 If you sell your shares at the end of the period.
2 If you do not sell your shares at the end of the period.


                                                                                             PRO FORMA -U.S.
                                                                         U.S. GOVERNMENT     GOVERNMENT
  CLASS I                                            GNMA FUND           INCOME FUND         INCOME FUND
                                                     --------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (expenses that
     are deducted from Fund assets)
  Investment Advisory Fees                           0.55%               0.55%               0.55%
------------------------------------------------------------------------------------------------------------------
  Distribution (12b-1) Fees 1                        0.05%               0.05%               0.05%
------------------------------------------------------------------------------------------------------------------
  Other Expenses                                     0.17%               0.17%               0.17%
------------------------------------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses               0.77%               0.77%               0.77%
------------------------------------------------------------------------------------------------------------------

------------------
1 Represents actual Distribution (12b-1) Fees incurred by each Fund's Class I Shares during the last fiscal year. Each Fund may reimburse expenses up to a maximum of 0.10% under the Funds' distribution plan for Class I Shares but expects such reimbursements to be no more than 0.05% during the current fiscal year.

EXAMPLE- CLASS I SHARES

The Example is intended to help you compare the cost of investing in Class I Shares of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and that you sell your shares at the end of the periods.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Funds would be:

  FUND                                     1 YEAR         3 YEARS       5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------
 GNMA Fund - Class I                       $79            $246          $428           $954
 U.S. Government Income Fund -
    Class I                                $79            $246          $428           $954
 Pro Forma -U.S. Government Income
    Fund - Class I                         $79            $246          $428           $954

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

The procedures for purchasing, redeeming and exchanging shares of the Selling Fund and the Acquiring Fund are identical. See the applicable prospectuses for detailed information.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each of the Selling Fund and Acquiring Fund pays dividends from net investment income monthly. Each Fund makes distributions of capital gains, if any, at least annually. The Funds make additional distributions, if necessary, to avoid the imposition of any Federal income or excise taxes on the Funds. See the applicable prospectuses for more detailed information.

                             PRINCIPAL RISK FACTORS

The investment goals of the Funds are identical and the investment strategies of the Funds are generally similar. Therefore, an investment in the Acquiring Fund will involve similar investment risks as an investment in the Selling Fund. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its investment goal. Investing in each Fund involves risk and there is no guarantee that a Fund will achieve its investment goal. An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a more complete discussion of the risks associated with the Funds, see the enclosed prospectus.

----------------------------------------------------------- ----------------------------------------------------------
ARMADA GNMA FUND                                            ARMADA U.S. GOVERNMENT INCOME FUND
(Selling Fund)                                              (Acquiring Fund)
----------------------------------------------------------- ----------------------------------------------------------
PRINCIPAL RISKS:                                            PRINCIPAL RISKS:

o Market Risk                                               o Market Risk
o Prepayment/Extension Risk                                 o Prepayment/Extension Risk
o Interest Rate Risk                                        o Interest Rate Risk
o Credit Risk                                               o Credit Risk

----------------------------------------------------------- ----------------------------------------------------------

MARKET RISK. A fixed income security is designed to provide a fixed rate of interest for the term of the security and return the principal value at maturity. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Acquiring Fund is subject to the risk that U.S. government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole. The Selling Fund is subject to the risk that mortgage-backed securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PREPAYMENT/EXTENSION RISK. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. This risk also exists for other asset-backed securities, although generally to a lesser degree.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by a Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INTEREST RATE RISK. An investment in either Fund is subject to interest rate risk, which is the possibility that a Fund's yield will decline due to falling interest rates.

CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although each Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                               INVESTMENT ADVISER

IMC, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Funds. As of June 30, 2003, the Adviser had approximately $28 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995. The Adviser utilizes a team approach for the day-to-day management of the Funds. No one person is primarily responsible for making investment recommendations to the team. The Taxable Fixed Income Management Team of the Adviser currently manages both Funds.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

INVESTMENT ADVISORY FEES

Each Fund pays the Adviser an annual investment management fee on a monthly basis. The fee paid by each Fund for the fiscal year ended May 31, 2003 was 0.55% of average net assets.

                                   DISTRIBUTOR

Professional Funds Distributor, LLC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Distributor of the Funds. Prior to May 1, 2003, SEI Investments Distribution Co., with its principal offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the Distributor of the Funds.

                           CO-ADMINISTRATION SERVICES

Effective June 1, 2003, PFPC, with its principal offices at 760 Moore Road, King of Prussia, Pennsylvania 19406, and NCB, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 04414, began serving as co-administrators to the Trust. Prior to June 1, 2003, SEI Investments Global Fund Services ("SIGFS"), One Freedom Valley Drive, Oaks, Pennsylvania 19456, and NCB served as co-administrators to the Trust. NCB is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser. Prior to August 1, 2000, SIGFS served as sole administrator to the Trust and NCB provided sub-administration services to the Trust.

                   INFORMATION RELATING TO THE REORGANIZATION

DESCRIPTION OF THE REORGANIZATION

The terms and conditions under which the Reorganization will be implemented are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan (the form of which is attached hereto as Exhibit A).

Pursuant to the Reorganization Plan, the Board of Trustees is proposing that the Selling Fund transfer all of its assets and assign all of its stated liabilities to the Acquiring Fund, in exchange for shares of the Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred less the stated liabilities of the Selling Fund assumed by the Acquiring Fund. The Selling Fund then will effect a pro rata distribution of such shares of the Acquiring Fund to the shareholders of record of the Selling Fund as of the Effective Time of the Reorganization. The Selling Fund would then be liquidated and dissolved. As a result, the shareholders of the Selling Fund will become shareholders of the Acquiring Fund. The total value of the Acquiring Fund shares will be the same as the total value of the shares of the Selling Fund prior to the Reorganization.

Shareholders of the Selling Fund will receive the same class of shares of the Acquiring Fund as the shares of the Selling Fund they held prior to the Reorganization. Shareholders of the Selling Fund who receive shares of the Acquiring Fund in the Reorganization will have the same rights with respect to the Acquiring Fund after the Reorganization as they had as shareholders of the Selling Fund.

The value of the Selling Fund's assets acquired and the amount of its liabilities assumed by the Acquiring Fund and the net asset value per share of the Acquiring Fund will be determined on the business day next preceding the Closing Date in accordance with valuation procedures described in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

Completion of the Reorganization is subject to a number of conditions set forth in the Reorganization Plan. In addition, the Reorganization Plan and the Reorganization may be abandoned at any time for any reason prior to the Closing Date by the vote of a majority of the Board of Trustees, even if a majority of the Selling Fund's shareholders approve the Reorganization. At any time prior to or after approval of the Reorganization Plan by shareholders of the Selling

Fund, any provision of the Reorganization Plan may be amended upon authorization of the Board of Trustees without approval of the Selling Fund's shareholders. At any time prior to the Closing Date, the Board of Trustees may waive any condition set forth in the Reorganization Plan if, in the Board's judgment, such waiver will not have a material adverse effect on the interests of either Fund's shareholders.

REASONS FOR THE REORGANIZATION

At a meeting held on February 28, 2003, the Board of Trustees of the Trust approved the Reorganization Plan. The Board of Trustees is proposing the Reorganization in an attempt to reduce expenses associated with the operations of the Funds. The Board of Trustees determined that the Funds have similar investment objectives and strategies. Also, both Funds are managed similarly and hold nearly all of their assets in mortgaged-backed securities issued or guaranteed by the U.S. government or government-sponsored enterprises. The Board of Trustees considered the potential effects of the Reorganization. Expenses of the combined fund immediately following the Reorganization are expected to be the same as each Fund's expenses prior to the Reorganization. However, it is expected that the larger combined fund should realize economies of scale that may, in the long run, result in lower expense ratios. The Board of Trustees also discussed the inefficiencies of offering and operating similarly managed funds. Therefore, given the long-term reduction of expenses expected to be realized by combining the Funds, the reduction of fees passed on to shareholders, and the compatibility between the investment objectives and principal strategies of both Funds, the Board of Trustees determined that the Reorganization would enable the shareholders of the Selling Fund to continue their individual investment programs without substantial disruption. In addition, the shareholders of the Selling Fund will have the same shareholder rights since both Funds are series of the Trust governed by the same Declaration of Trust and Code of Regulations.

The Board of Trustees considered various factors in reviewing the proposed Reorganization. Such factors include, but are not limited to the following:

o improved operating efficiencies of the Selling Fund and Acquiring Fund after the Reorganization due to the combination of similarly managed Funds;

o    no increase in operating expenses immediately following the Reorganization;

o lower long-term operating expenses as a result of the Adviser managing one fund instead of two funds with similar investment objectives and strategies;

o similarities between the investment objectives, policies and strategies of the Selling Fund and those of the Acquiring Fund;

o the expectation of no reduction of the services provided to the Selling Fund shareholders after the Reorganization;

o no shareholder will pay a sales charge in connection with the Reorganization;

o the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the Selling Fund, the Acquiring Fund or their respective shareholders;

o the proposed Reorganization is in the best interests of both Funds and their shareholders and will not dilute the interests of either Fund's shareholders; and

o the Selling Fund shareholders will have the opportunity to vote on the Reorganization.

For these and other reasons, the Board of Trustees believes that the Reorganization is in the best interest of the Selling Fund and its shareholders. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION.

FEDERAL INCOME TAXES

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Selling Fund nor its shareholders will recognize gains or losses as a result of the Reorganization; the tax basis of the Acquiring Fund shares received by shareholders will be the same as the basis of the Selling Fund shares exchanged; and the holding period of the Acquiring Fund shares received will include the holding period of the Selling Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Trust will receive an opinion from counsel to the Trust to that effect. Shares held for the purpose of investment are generally considered to be capital assets. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

One requirement for a tax-free reorganization is that the Acquiring Fund continues either the Selling Fund's historic business (the business continuity test) or uses a significant portion of the Selling Fund's historic business assets in a business (the asset continuity test). In general, the Internal Revenue Service has permitted the sale of up to two-thirds of the securities acquired as part of a reorganization without violating the asset continuity test for tax purposes. In this case, the Acquiring Fund expects to retain a significant portion of the securities it acquires in connection with the Reorganization and does not anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the Acquiring Fund. Moreover, the Acquiring Fund represents that it intends to retain at least one-third of the Selling Fund's portfolio securities until at least the first anniversary of the Reorganization Plan, unless market conditions dictate otherwise.

THE SALE OF SECURITIES BY THE SELLING FUND BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

                              FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each share class of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the share class' operations. All per share information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, the financial highlights have been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the Funds' annual report dated May 31, 2003 and are incorporated by reference into the Statement of Additional Information that relates to this Combined Proxy Statement/Prospectus.

In June 2000, the Parkstone U.S. Government Income Fund was reorganized into the Armada U.S. Government Income Fund. In connection with this reorganization, the Armada U.S. Government Income Fund adopted the financial highlights, financial statements and performance history of the Parkstone U.S. Government Income Fund. The financial highlights for the Armada U.S. Government Income Fund for the year ended May 31, 1999 were audited by the former independent auditors to the Parkstone U.S. Government Income Fund.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling (800) 622-FUND (3863). Exhibits B and C to this Combined Proxy Statement/ Prospectus contain additional information about the Funds' performance and the factors that affected their performance during the last fiscal year.

          SELECTED PER SHARE DATA AND RATIOS
          FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                Realized
                                  and
          Net Asset            Unrealized Dividends    Dividends
            Value,     Net       Gains     from Net    from Net    Net Asset            Net Assets
          Beginning Investment (Loss) on  Investment   Realized    Value, End Total   End of Period
          of Period   Income   Securities   Income   Capital Gains of Period  Return+     (000)
GNMA Fund
Class I
2003       $10.35     $0.47 1    $0.08     ($0.51)      $(0.00)      $10.39     5.40%    $151,990
2002        10.21      0.58 1     0.15      (0.59)       (0.00)       10.35     7.32      155,187
2001         9.74      0.63       0.46      (0.62)       (0.00)       10.21    11.45      133,658
2000        10.10      0.59      (0.36)     (0.59)       (0.00)        9.74     2.48      119,653
1999        10.36      0.61      (0.20)     (0.60)       (0.07)       10.10     4.02       96,808

Class A
2003       $10.36     $0.44 1    $0.09     ($0.48)      $(0.00)      $10.41     5.13%      $7,535
2002        10.23      0.56 1     0.14      (0.57)       (0.00)       10.36     6.95        6,550
2001         9.75      0.60       0.47      (0.59)       (0.00)       10.23    11.27        1,113
2000        10.10      0.57      (0.35)     (0.57)       (0.00)        9.75     2.33        1,231
1999        10.36      0.59      (0.20)     (0.58)       (0.07)       10.10     3.77        1,497

Class B
2003       $10.36     $0.37 1    $0.09     ($0.41)      $(0.00)      $10.41     4.40%      $1,878
2002        10.23      0.48 1     0.14      (0.49)       (0.00)       10.36     6.21          577
2001         9.75      0.53       0.47      (0.52)       (0.00)       10.23    10.50          208
20002        9.76      0.40      (0.01)     (0.40)       (0.00)        9.75     4.07          161

Class C
2003       $10.37     $0.37 1    $0.09     ($0.41)      $(0.00)      $10.42     4.40%      $2,172
2002        10.22      0.48 1     0.16      (0.49)       (0.00)       10.37     6.42        1,789
2001         9.75      0.53       0.46      (0.52)       (0.00)       10.22    10.39           60
20002        9.72      0.18       0.03      (0.18)       (0.00)        9.75     2.16           84

Class H
2003       $10.38     $0.37 1    $0.09     ($0.41)      $(0.00)      $10.43     4.50%        $395
2002 2      10.31      0.06 1     0.06      (0.05)       (0.00)       10.38     1.17           15

                                     Ratio of   Ratio of Net
                      Ratio of Net Expenses to   Investment
           Ratio of    Investment  Average Net   Income to
          Expenses to  Income to     Assets     Average Net   Portfolio
            Average     Average    (Before Fee Assets (Before Turnover
          Net Assets   Net Assets    Waivers)   Fee Waivers)   Rate
GNMA Fund
Class I
2003          0.77%       4.50%       0.77%          4.50%       89%
2002          0.76        5.65        0.76           5.65        46
2001          0.80        6.19        0.85           6.14        47
2000          0.80        6.04        0.86           5.98        79
1999          0.78        5.92        0.78           5.92        85

Class A
2003          1.02%       4.25%       1.02%          4.25%       89%
2002          1.01        5.40        1.01           5.40        46
2001          1.05        5.94        1.10           5.89        47
2000          1.05        5.79        1.11           5.73        79
1999          1.03        5.67        1.03           5.67        85

Class B
2003          1.73%       3.54%       1.73%          3.54%       89%
2002          1.72        4.69        1.72           4.69        46
2001          1.75        5.24        1.75           5.24        47
2000 2        1.76        5.08        1.76           5.08        79

Class C
2003          1.73%       3.54%       1.73%          3.54%       89%
2002          1.72        4.69        1.72           4.69        46
2001          1.75        5.24        1.75           5.24        47
20002         1.76        5.08        1.76           5.08        79

Class H
2003          1.73%       3.54%       1.73%          3.54%       89%
2002 2        1.74        4.14        1.74           4.14        46

+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
1    Per share data calculated using average shares outstanding method.
2 GNMA Fund Class B, Class C and Class H commenced operations on August 11, 1999, January 27, 2000 and April 19, 2002, respectively. All ratios for the respective periods have been annualized.

SELECTED PER SHARE DATA AND RATIOS
FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

                                Realized
                                  and
          Net Asset            Unrealized Dividends    Dividends
            Value,     Net       Gains     from Net    from Net    Net Asset            Net Assets
          Beginning Investment (Loss) on  Investment   Realized    Value, End Total   End of Period
          of Period   Income   Securities   Income   Capital Gains of Period  Return+     (000)
U.S. Government Income Fund
Class I
2003        $9.45     $0.39 1    $0.19     ($0.45)      $(0.00)       $9.58     6.15%    $190,678
2002         9.22      0.50 1     0.22      (0.49)       (0.00)        9.45     7.94      185,755
2001         8.77      0.57       0.45      (0.57)       (0.00)        9.22    11.95      155,683
2000         9.13      0.56      (0.36)     (0.56)       (0.00)        8.77     2.26      134,250
1999         9.27      0.57      (0.14)     (0.57)       (0.00)        9.13     4.73      150,113

Class A
2003        $9.45     $0.37 1    $0.18     ($0.43)      $(0.00)       $9.57     5.89%     $18,067
2002         9.22      0.47 1     0.22      (0.46)       (0.00)        9.45     7.67       13,387
2001         8.77      0.55       0.45      (0.55)       (0.00)        9.22    11.66       13,863
2000         9.13      0.54      (0.37)     (0.53)       (0.00)        8.77     1.96       20,790
1999         9.27      0.55      (0.14)     (0.55)       (0.00)        9.13     4.46       38,190

Class B
2003        $9.42     $0.30 1    $0.19     ($0.36)      $(0.00)       $9.55     5.14%      $7,330
2002         9.19      0.41 1     0.22      (0.40)       (0.00)        9.42     6.93        6,801
2001         8.74      0.49       0.44      (0.48)       (0.00)        9.19    10.90        7,160
2000         9.11      0.48      (0.38)     (0.47)       (0.00)        8.74     1.10        9,192
1999         9.24      0.47      (0.13)     (0.47)       (0.00)        9.11     3.76       16,373

Class C
2003        $9.43      0.30 1     0.19     ($0.36)       (0.00)        9.56     5.15%       1,246
2002         9.20      0.41 1     0.22      (0.40)       (0.00)        9.43     6.93          752
2001 2       8.83      0.45       0.37      (0.45)       (0.00)        9.20     9.51          113

Class H
2003        $9.43     $0.30 1    $0.19     ($0.36)      $(0.00)       $9.56     5.27%        $427
2002 2       9.39      0.15 1     0.01      (0.12)       (0.00)        9.43     1.73           22


                                      Ratio of   Ratio of Net
                       Ratio of Net Expenses to   Investment
            Ratio of    Investment  Average Net   Income to
           Expenses to  Income to     Assets     Average Net   Portfolio
             Average     Average    (Before Fee Assets (Before Turnover
            Net Assets  Net Assets    Waivers)   Fee Waivers)   Rate
U.S. Government Income Fund
Class I
2003         0.77%        4.09%       0.77%          4.09%      364%
2002          0.76        5.29        0.76           5.29       219
2001          0.79        6.27        0.84           6.22        78
2000          0.83        6.28        0.94           6.17        74
1999          0.75        6.15        1.09           5.81        53

Class A
2003          1.02%       3.84%       1.02%          3.84%      364%
2002          1.01        5.04        1.01           5.04       219
2001          1.03        6.03        1.09           5.98        78
2000          1.08        6.03        1.19           5.92        74
1999          1.00        5.92        1.34           5.58        53

Class B
2003          1.73%       3.13%       1.73%          3.13%      364%
2002          1.72        4.33        1.72           4.33       219
2001          1.74        5.32        1.74           5.32        78
2000          1.83        5.28        1.94           5.17        74
1999          1.75        5.15        2.09           4.81        53

Class C
2003          1.73%       3.13%       1.73%          3.13%      364%
2002          1.72        4.33        1.72           4.33       219
2001 2        1.74        5.32        1.74           5.32        78

Class H
2003          1.73%       3.13%       1.73%          3.13%      364%
2002 2        1.69        4.40        1.69           4.40       219

+ Total return is for the period indicated and has not been annualized, unless otherwise indicated. Total return excludes sales charge.
1    Per share data calculated using average shares outstanding method.
2 U.S. Government Income Fund Class C and Class H commenced operations on June 21, 2000 and February 5, 2002, respectively. All ratios for the respective periods have been annualized.

                                 CAPITALIZATION

The following table sets forth as of May 31, 2003: (i) the unaudited capitalization of the Acquiring Fund; (ii) the unaudited capitalization of the Selling Fund; and (iii) the unaudited pro forma combined capitalization of the Acquiring Fund assuming the Reorganization has been approved. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                             NET ASSET VALUE    SHARES
  FUND                                                    NET ASSETS         PER SHARE          OUTSTANDING
--------------------------------------------------------  -----------------  -----------------  -----------
  U.S. GOVERNMENT INCOME FUND
  Class A                                                 $18,066,481        $9.57              1,887,024
  Class B                                                 $7,330,100         $9.55              767,780
  Class C                                                 $1,246,124         $9.56              130,373
  Class H                                                 $426,893           $9.56              44,643
  Class I                                                 $190,678,323       $9.58              19,914,065
  GNMA FUND
  Class A                                                 $7,534,761         $10.41             723,941
  Class B                                                 $1,877,998         $10.41             180,468
  Class C                                                 $2,172,673         $10.42             208,582
  Class H                                                 $394,824           $10.43             37,848
  Class I                                                 $151,989,738       $10.39             14,628,235


  PRO FORMA- U.S. GOVERNMENT INCOME FUND
  Class A                                                 $25,601,242        $9.57              2,674,508
  Class B                                                 $9,208,098         $9.55              964,500
  Class C                                                 $3,418,797         $9.56              357,719
  Class H                                                 $821,717           $9.56              85,935
  Class I                                                 $342,668,061       $9.58              35,779,134

                               SHAREHOLDER RIGHTS

GENERAL. The Trust is an open-end management investment company established as a Massachusetts business trust pursuant to its Declaration of Trust. The Trust is also governed by its Code of Regulations and applicable laws of the Commonwealth of Massachusetts.

SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust offers for sale shares of 32 separate investment series. The shares of the Funds have no preference as to conversion features, dissenter's rights, exchange privileges or preemptive rights.

VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series, except that: (i) when so required by the 1940 Act, the shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of the Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Board of Trustees or on the written request of shareholders owning at least 20% of the outstanding shares entitled to vote.

ELECTION AND TERM OF TRUSTEES. The Trust's affairs are supervised by the Board of Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, the Board of Trustees may be elected by shareholders or appointed in accordance with the Trust's Declaration of Trust. Under the Trust's Declaration of Trust, each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment or until his or her successor has been elected and qualified. A Trustee may be removed, with or without cause, at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal.

SHAREHOLDER LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, shareholders of the Funds generally are not personally liable for the acts, omissions or obligations of the Board of Trustees or the Trust.

TRUSTEE LIABILITY. Pursuant to Massachusetts law and the Trust's Declaration of Trust, Trustees are not personally liable to any person other than the Trust and the shareholders for any act, omission or obligation of the Trust or another Trustee. Pursuant to the Trust's Declaration of Trust, Trustees are not personally liable for any act or omission to act while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Trust or to shareholders resulting from their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as a Trustee.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE FUNDS UNDER THE TRUST'S GOVERNING CHARTER DOCUMENTS, CODE OF REGULATIONS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                 VOTING MATTERS

GENERAL INFORMATION

This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust.

VOTING RIGHTS AND REQUIRED VOTE

The proposed Reorganization of the Funds will be voted upon by the shareholders of the Selling Fund only. Shareholders of the Selling Fund are entitled to one vote for each full share held and fractional votes for fractional shares. A majority of the shares of the Selling Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to the Selling Fund requires the vote of a majority (more than 50%) of the outstanding voting securities of the Selling Fund. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the shareholders present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by the Trust, on behalf of the Funds.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of the Selling Fund at the close of business on September 12, 2003 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, the following shares of each class of the Selling Fund were outstanding and entitled to vote.

                 CLASS                        TOTAL SHARES OUTSTANDING
                 -----                        ------------------------
                 Class A                      ________________
                 Class B                      ________________
                 Class C                      ________________
                 Class H                      ________________
                 Class I                      ________________

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

SELLING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Selling Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Selling Fund:

                                                     NUMBER OF         PERCENTAGE OF    PERCENTAGE OF
NAME AND ADDRESS      FUND              CLASS        SHARES OWNED      CLASS OWNED      FUND OWNED        TYPE OF OWNERSHIP
----------------      ----              -----        ------------      -----------      ----------        -----------------

ACQUIRING FUND. As of the Record Date, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Acquiring Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquiring Fund:

                                                     NUMBER OF         PERCENTAGE OF    PERCENTAGE OF
NAME AND ADDRESS      FUND              CLASS        SHARES OWNED      CLASS OWNED      FUND OWNED        TYPE OF OWNERSHIP
----------------      ----              -----        ------------      -----------      ----------        -----------------

COMBINED FUND. The shareholders listed above who owned of record or beneficially 5% or more of the outstanding shares of the noted class of shares of the Selling Fund and the Acquiring Fund as of the Record Date would own the following percentages of the combined Acquiring Fund upon consummation of the
Reorganization:

                                                             PERCENTAGE OF                PERCENTAGE OF
NAME AND ADDRESS                CLASS                        CLASS OWNED                  FUND OWNED
---------------                 -----                        -----------                  ----------

CONTROL PERSONS. As of the record date, to the best of the knowledge of the Trust, no persons were considered control persons, as defined by the 1940 Act (owners of 25% or more of the voting securities of a Fund or other means of control).

                             ADDITIONAL INFORMATION

Information concerning the operation and management of the Funds is included in the current prospectuses relating to the Funds, which are incorporated herein by reference, including the prospectus for the class of shares you own, which accompanies this Combined Proxy Statement/Prospectus. Additional information about the Funds is included in the Statement of Additional Information for the Funds dated May 5, 2003, as supplemented, which is available upon request and without charge by calling (800) 622-FUND.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Room 1200, Washington, D.C. 20549. In addition, these materials can be inspected and copied at the SEC's Regional Offices at 233 Broadway, New York, New York, 10279, and 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604. Some of these items are also available on the Internet at WWW.SEC.GOV.

IMC has advised Armada that IMC and its affiliates will vote the shares of the Selling Fund for which it is record owner as follows:

     (i) for each account as to which there is an individual designated both to vote proxies and to receive annual and semi-annual reports and other disclosure documents, such individual shall be entitled to vote the shares beneficially owned by such account; and

     (ii) for each account as to which IMC or any of its affiliates is responsible to vote proxies, IMC or its affiliates shall determine how to vote such shares.

DELIVERY OF PROSPECTUS/PROXY STATEMENT. The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as "householding," potentially means extra convenience for shareholders and cost savings for companies. If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement, please notify your broker or direct a written request to the Trust, 760 Moore Road, King of Prussia, Pennsylvania 19406, or call toll-free (800) 622-FUND. Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their broker or the Trust.

SHAREHOLDER PROPOSALS. As a general matter, the Funds do not hold regular annual meetings of shareholders. Any shareholder who wishes to submit a proposal for consideration at a meeting of the Trust should send such proposal to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406. Rules promulgated by the SEC require that, to be considered for presentation at a shareholders' meeting, a shareholder's proposal must, among other things, be received at the offices of the Trust a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

REORGANIZATION EXPENSES. [IMC] will pay the expenses incurred in connection with the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Combined Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. It is expected that the solicitation of proxies will be primarily by mail. In order to obtain the necessary quorum at the Meeting, officers and service providers may solicit proxies by telephone, facsimile, Internet or in person. The total amount estimated to be spent in connection with the Reorganization is approximately $________. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

All Shareholder inquiries may be addressed by calling (800) 622-FUND. Copies of the most recent Annual and Semi-Annual Reports of the Funds may be obtained by calling the Trust at (800) 622-FUND or writing to the Trust at 760 Moore Road, King of Prussia, Pennsylvania 19406.

SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                           By Order of the Board of Trustees,


                                           W. Bruce McConnel
                                           Secretary
                                           ARMADA FUNDS

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                                                                       EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

                                  ARMADA FUNDS
                             PLAN OF REORGANIZATION

         THIS PLAN OF REORGANIZATION dated as of February 28, 2003, has been adopted by the Board of Trustees of Armada Funds (the "Trust"), a Massachusetts business trust established under an Agreement and Declaration of Trust dated January 28, 1986, as amended, on behalf of the Armada GNMA Fund (the "Acquired Fund"), a separate series of the Trust, to provide for the reorganization of the Acquired Fund into the Trust's Armada U.S. Government Income Fund (the "Acquiring Fund").

         This Plan is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision.

          If the reorganization described in this Plan (the "Reorganization") is approved by the shareholders of Shares of the Acquired Fund, the Reorganization will consist of the transfer of all of the assets of such Acquired Fund in exchange for a pro rata share of each corresponding Class of shares of beneficial interest of the Acquiring Fund ("Acquisition Shares") and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution of such Acquisition Shares to the respective shareholders of the corresponding Class of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Plan.

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUISITION SHARES AND ASSUMPTION OF LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND.

      1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

              (a) The Trust, on behalf of the Acquired Fund, will transfer and deliver to the Acquiring Fund, and the Acquiring Fund will acquire, all the assets of the Acquired Fund as set forth in paragraph 1.2;

              (b) The Acquiring Fund will assume all of the Acquired Fund's liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise, in existence on the Closing Date (as defined in paragraph 1.2 hereof) (the "Obligations"); and

              (c) The Acquiring Fund will issue and deliver to the Acquired Fund in exchange for such assets the number of Acquisition Shares (including fractional shares, if any) determined by dividing the net asset value of the Acquired Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquisition Share, computed in the manner and as of the time and date set forth in paragraph
                  2.2. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

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      1.2     The assets of the Acquired Fund to be acquired by the Acquiring
              Fund shall consist of all cash, securities, dividends and interest receivable, receivables for shares sold and all other assets which are owned by the Acquired Fund on the closing date provided in paragraph 3.1 (the "Closing Date") and any deferred expenses, other than unamortized organizational expenses, shown as an asset on the books of the Acquired Fund on the Closing Date.

      1.3 As provided in paragraph 3.4, as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to its shareholders of record ("Acquired Fund Shareholders") determined as of the close of business on the Valuation Date (as defined in paragraph 2.1), the Acquisition Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to the applicable open accounts on the share records of the Acquiring Fund in the names of the applicable Acquired Fund Shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange. The Acquisition Shares distributed pursuant to this paragraph to holders of Shares of the Acquired Fund shall consist of the identical corresponding Class of shares of the Acquiring Fund.

      1.4 With respect to Acquisition Shares distributable pursuant to paragraph 1.3 to an Acquired Fund Shareholder holding a certificate or certificates for shares of the Acquired Fund, if any, on the Valuation Date, the Trust will not permit such shareholder to receive Acquisition Share certificates therefore, exchange such Acquisition Shares for shares of other investment companies, effect an account transfer of such Acquisition Shares, or pledge or redeem such Acquisition Shares until the Trust has been notified by the Acquired Fund or its agent that such Acquired Fund Shareholder has surrendered all his or her outstanding certificates for Acquired Fund shares or, in the event of lost certificates, posted adequate bond.

      1.5 After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its liquidation.

2.    VALUATION.

      2.1 For the purpose of paragraph 1, the value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the Closing (such time and date being herein called the "Valuation Date") using the valuation procedures set forth in the Agreement and Declaration of Trust of the Trust and the then current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund (collectively, as amended or supplemented from time to time, the "Acquiring Fund Prospectus") and shall be certified by the Acquired Fund.

      2.2 For the purpose of paragraph 2.1, the net asset value of an Acquisition Share shall be the net asset value per share computed as of the close of regular trading on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Agreement and Declaration of Trust of the Trust and the Acquiring Fund Prospectus.

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3.    CLOSING AND CLOSING DATE.

      3.1 The Closing Date shall be on November 24, 2003, or on such other date as the parties may agree in writing. The Closing shall be held at 9:00 a.m. at PFPC, Inc., 103 Bellevue Parkway, Wilmington, DE 19809, or at such other time and/or place as the parties may agree.

      3.2 The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to National City Bank, as custodian for the Acquiring Fund (the "Custodian"), for examination no later than five business days preceding the Valuation Date. On the Closing Date, such portfolio securities and all of the Acquired Fund's cash shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund, such portfolio securities to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department's book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the "1940 Act"), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash delivered shall be in the form of currency or certified or official bank checks, payable to the order of "National City Bank, custodian for the Armada U.S. Government Income Fund."

      3.3 In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored within three business days of the Valuation Date, this Plan may be terminated by the Trust.

      3.4 At the Closing, the Acquired Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares of beneficial interest of the Acquired Fund owned by each Acquired Fund Shareholder, all as of the close of business on the Valuation Date, certified by the Vice President, Secretary or Assistant Secretary of the Trust. The Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that the Acquisition Shares issuable pursuant to paragraph 1.1 have been credited to the Acquired Fund's account on the books of the Acquiring Fund. On the Liquidation Date, the Trust will provide to the Acquired Fund evidence satisfactory to the Acquired Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Acquired Fund Shareholders as provided in paragraph 1.3.

      3.5 At the Closing the Acquired Fund or Acquiring Fund shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 1.

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4.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

         The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      4.1 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Trust's officers acting on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust on behalf of the Acquiring Fund made in this Plan are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan, and that the Trust and the Acquiring Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Plan at or prior to the Closing Date.

      4.2 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust for the transactions contemplated hereby, dated the Closing Date and, in a form satisfactory to the Trust, to the following effect:

              (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-laws of the Trust;

              (b) This Plan has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the Proxy Statement and Registration Statement referred to in paragraph 5.3 complies with applicable federal securities laws and assuming the due authorization, execution and delivery of this Plan by the Trust on behalf of the Acquired Fund, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles;

              (c) The Acquiring Fund has the power to assume the liabilities to be assumed by it hereunder and upon consummation of the transactions contemplated hereby the Acquiring Fund will have duly assumed such liabilities;

              (d) The Acquisition Shares to be issued for transfer to the
                  Acquired Fund Shareholders as provided by this Plan are duly authorized and upon such transfer and delivery will be validly issued and outstanding and fully paid and nonassessable shares of beneficial interest in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

              (e) The performance by the Trust and the Acquiring Fund of their respective obligations hereunder will not violate the Trust's Agreement and Declaration of Trust or By-laws, or any provision of any agreement known to such counsel to which the Trust or the Acquiring Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquiring Fund is a party or by which either of them is bound;

              (f) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquiring Fund of the transactions contemplated by this Plan except such as may be required under state securities or "Blue Sky" laws or such as have been obtained;

              (g) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquiring Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

              (h) The Trust is registered with the Securities and Exchange
                  Commission as an investment company under the 1940 Act; and

              (i) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquiring Fund or any of their properties or assets and neither the Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

5.    COVENANTS OF THE ACQUIRED FUND AND THE ACQUIRING FUND.

         The Trust, on behalf of the Acquiring Fund, and on behalf of the Acquired Fund, hereby covenants:

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

      5.2 The Acquired Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Plan and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby.

      5.3 In connection with the Acquired Fund shareholders' meeting referred to in paragraph 5.2, the Acquired Fund will prepare a Proxy Statement for such meeting, to be included in a Registration Statement on Form N-14 (the "Registration Statement") which the Trust will prepare and file for the registration under the Securities Act of 1933 ("1933 Act") of the Acquisition Shares to be distributed to the Acquired Fund shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the Securities Act of 1934, and the 1940 Act.

      5.4 The information to be furnished by the Acquired Fund for use in the Registration Statement and the information to be furnished by the Acquiring Fund for use in the Proxy Statement, each as referred to in paragraph 5.3, shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable thereto.

      5.5 The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities which the Acquiring Fund is not permitted to acquire.

      5.6 Subject to the provisions of this Plan, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party's obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

      5.7 The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or "Blue Sky" laws as it may deem appropriate in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

      6.1 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP, counsel to the Trust, dated the Closing Date and in a form satisfactory to the Trust, to the following effect:

              (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Acquired Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the Agreement and Declaration of Trust and By-Laws of the Trust;

              (b) The Acquired Fund has the power to sell, assign, transfer and deliver the assets to be transferred by it hereunder, and, upon consummation of the transactions contemplated hereby, the Acquired Fund will have duly transferred such assets to the Acquiring Fund;

              (c) The performance by the Trust and the Acquired Fund of their respective obligations hereunder will not violate the Trust's Agreement and Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Trust or the Acquired Fund is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Trust or the Acquired Fund is a party or by which it is bound;

              (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Plan, except such as have been obtained;

              (e) Except as previously disclosed, such counsel does not know of any legal or governmental proceedings relating to the Trust or the Acquired Fund existing on or before the date of mailing of the Proxy Statement referred to in paragraph 5.3 or the Closing Date required to be described in the Registration Statement referred to in paragraph 5.3 which are not described as required;

              (f) The Trust is registered with the Securities and Exchange
                  Commission as an investment company under the 1940 Act; and

              (g) To the best knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Trust or the Acquired Fund or any of its properties or assets and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business.

      6.2 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous dividends, shall have the effect of distributing all of the Acquired Fund's undistributed investment company taxable income for its taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), and all of its undistributed net capital gain realized in each of its taxable years ending on or after May 31, 2002, and on or prior to the Closing Date.

      6.3 The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of the Trust, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Plan.

      6.4 The custodian of the Acquired Fund shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held by such custodian as of the Valuation Date.

7. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

      The respective obligations of the Trust hereunder are subject to the further conditions that on or before the Closing Date:

      7.1 This Plan and the transactions contemplated herein shall have been approved by the affirmative vote of holders of a majority of the shares entitled to vote that are voted at the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2.

      7.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated hereby.

      7.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Securities and Exchange Commission and of state "Blue Sky" and securities authorities) deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

      7.4 The Registration Statement referred to in paragraph 5.3 shall have become effective under the 1933 Act and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      7.5 The Trust shall have received a favorable opinion of Drinker Biddle & Reath LLP satisfactory to the Trust, based upon reasonable representations of appropriate officers of the Funds and substantially to the effect that, for federal income tax purposes:

              (a) The acquisition by the Acquiring Fund of the assets of the
                  Acquired Fund in exchange for the Acquiring Fund's assumption of the Obligations of the Acquired Fund and issuance of the Acquisition Shares, followed by the distribution by the Acquired Fund of those Acquisition Shares to the shareholders of the Acquired Fund in exchange for their shares of the Acquired Fund, all as provided in paragraph 1 hereof, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

              (b) The Acquired Fund will recognize no gain or loss (i) upon the transfer of its assets to the Acquiring Fund in exchange for the Acquisition Shares and (ii) upon the distribution of the Acquisition Shares to the shareholders of the Acquired Fund as contemplated in paragraph 1 hereof;

              (c) The Acquiring Fund will recognize no gain or loss upon the receipt of the assets of the Acquired Fund in exchange for the assumption of the Obligations and issuance of the Acquisition Shares as contemplated in paragraph 1 hereof;

              (d) The tax basis in the hands of the Acquiring Fund of each asset of the Acquired Fund transferred to the Acquiring Fund in the transaction will equal the tax basis of that asset in the hands of the Acquired Fund immediately before the transfer;

              (e) The holding period of each asset of the Acquired Fund in the hands of the Acquiring Fund will include the period during which that asset was held by the Acquired Fund;

              (f) The shareholders of the Acquired Fund will recognize no gain or loss upon the exchange of all of their shares of the Acquired Fund for the Acquisition Shares;

              (g) The aggregate tax basis of the Acquisition Shares received by each shareholder of the Acquired Fund will equal in the aggregate the aggregate tax basis of the shares of the Acquired Fund surrendered in exchange therefore;

              (h) The holding period of the Acquisition Shares received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefore were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

              (i) The holding period of the Acquisition Shares received by each shareholder of the Acquired Fund will include the period during which the shares of the Acquired Fund surrendered in exchange therefore were held, provided such shares of the Acquired Fund were held as a capital asset on the date of the exchange; and

              (j) The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

      7.6 At any time prior to the Closing, any of the foregoing conditions of this Plan may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund and the Acquiring Fund.

      7.7 The Trust shall have received any necessary exemptive relief from the Securities and Exchange Commission with respect to Section 17(a) of the 1940 Act.

8.    EXPENSES.

      8.1 The Trust, on behalf of the Acquiring Fund, shall pay all fees paid to governmental authorities for the registration or qualification of the Acquisition Shares. All of the other out-of-pocket expenses of the transactions contemplated by this Plan shall be borne by [National City Investment Management Company].

9.    MISCELLANEOUS.

      9.1 This Plan and the transactions contemplated hereby will be governed and construed in accordance with the laws of the Commonwealth of Massachusetts.

      9.2 This Plan and the Reorganization contemplated hereby may be abandoned at any time for any reason prior to the Closing Date upon the vote of a majority of the Board of Trustees of the Trust.

      9.3 At any time prior to or (to the fullest extent permitted by law) after approval of this Plan by the shareholders of the Acquired Fund, the Trust may, upon authorization by the Board of Trustees and with or without the approval of shareholders of the Acquired Fund, amend any of the provisions of this Plan.

10.   LIMITATIONS OF LIABILITY OF THE TRUSTEES AND SHAREHOLDERS.

         "Armada Funds" and "Trustees" of Armada Funds refer to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under an Agreement and Declaration of Trust dated as of January 28, 1986, to which reference is hereby made and a copy of which is on file at the offices of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of Armada Funds entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust.

         IN WITNESS WHEREOF, the parties hereto have caused this Plan to be duly executed all as of the day and year first above written.

                             ARMADA FUNDS

                             on behalf of Armada GNMA Fund and Armada U.S. Government Income Fund


                             By:______________________________________
                                Herbert Martens, President


         [National City Investment Management Company] hereby agrees to join in this Plan of Reorganization solely for purposes of Paragraph 8.1 of the Plan.

                             [NATIONAL CITY INVESTMENT MANAGEMENT COMPANY]

                             By: ______________________________________

                                                                       EXHIBIT B

ARMADA U.S. GOVERNMENT INCOME FUND - PORTFOLIO MANAGER'S REPORT

FIXED INCOME FUNDS
ARMADA U.S. GOVERNMENT INCOME FUND OVERVIEW

COMMENTS FROM THE PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada U.S. Government Income Fund posted a total return of 0.14% (including sales charge) for Class B investors and 6.15% for Class I investors. In comparison, the Lehman Mortgage-Backed Securities Index returned 6.42%.

FACTORS AFFECTING PERFORMANCE

The majority of the Fund's portfolio invested in mortgage-backed securities issued by the Federal National Mortgage Association (Fannie Mae), a corporation that owns or guarantees nearly $2 trillion in mortgage assets. The balance includes Ginnie Mae's (Government National Mortgage Association) and mortgage-backed securities issued by Freddie Mac. Like the other two agencies, Fannie Mae issues mortgage-backed securities to investors and uses the funds to buy mortgages from banks and other lenders. Unlike Ginnie Mae bonds, Freddie Mac and Fannie Mae securities are not government guaranteed; as a result, Freddie Mac and Fannie Mae securities generally yield slightly more than Ginnie Maes. Fannie Mae mortgage-backed securities as well as most other mortgage-backed securities can be refinanced at the option of the homeowner without paying a call premium.

Mortgage-backed securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury bonds. Like other government bonds, mortgage-backed securities decline in value when interest rates rise. However, because of the refinancing option, mortgage-backed securities do not benefit as much as other government bonds when interest rates decline. During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on mortgages. In addition, by the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgage-backed securities or bonds and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

CURRENT STRATEGY AND OUTLOOK

We believe that short-term interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--about 5% shorter than the benchmark. In doing so, the fund is less likely to decline in value as rates rise. Our strategy is to "barbell" the portfolio, emphasizing shorter and longer maturities securities that would produce good returns in the event that short-term rates rose while long-term rates remained flat.

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                                [GRAPH OMITTED]
[EDGAR REPRESENTATION OF PLOT POINTS FOLLOW:]

                      Class I       Class B       Lehman
     11/12/1992       $10,000       $10,000       $10,000
         May-93       $10,435       $10,381       $10,576
         May-94       $10,641       $10,476       $10,567
         May-95       $11,513       $11,228       $11,760
         May-96       $12,190       $11,177       $12,350
         May-97       $13,040       $12,486       $13,501
         May-98       $14,194       $13,447       $14,807
         May-99       $14,865       $13,953       $15,529
         May-00       $15,201       $14,106       $15,913
         May-01       $17,017       $15,643       $18,048
         May-02       $18,363       $16,727       $19,550
         May-03       $19,497       $17,587       $20,804




--------------------------------------------------------------------------------
ARMADA U.S. GOVERNMENT INCOME FUND 5,6
--------------------------------------------------------------------------------
Average Annual Total Returns, as of 5/31/03

---------------------------------------------------------------------------------------------------------------
                                                                                                     DATE OF
                               1 YEAR      3 YEARS      5 YEARS     10 YEARS     SINCE INCEPTION    INCEPTION
Class I Shares 2,3              6.15%       8.65%        6.55%        6.45%           6.53%         11/12/92
---------------------------------------------------------------------------------------------------------------
Class A Shares 2,3,7            0.87%       6.62%        5.25%        5.70%           5.82%         11/12/92
---------------------------------------------------------------------------------------------------------------
Class B Shares 2,3,4,7          0.14%       6.47%        5.19%        5.41%           5.50%         02/04/94
---------------------------------------------------------------------------------------------------------------
Class C Shares 2,3,4,7          4.15%       7.75%        5.62%        5.49%           5.57%         06/21/00
---------------------------------------------------------------------------------------------------------------
Class H Shares 2,3,4,7          3.17%       7.31%        5.27%        5.36%           5.45%         02/05/02
---------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE LEHMAN MORTGAGE-BACKED SECURITIES INDEX IS A WIDELY RECOGNIZED, MARKET VALUE WEIGHTED INDEX OF MORTGAGE-BACKED SECURITIES ISSUED BY GNMA, FHLMC, AND FANNIE MAE, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES B, C, AND H SHARES PRIOR TO EACH SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 PERFORMANCE INFORMATION BEFORE JUNE 10, 2000 REPRESENTS PERFORMANCE OF THE PARKSTONE U.S. GOVERNMENT INCOME FUND THAT WAS REORGANIZED INTO THE ARMADA U.S. GOVERNMENT INCOME FUND ON THAT DATE.

7 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                                                                       EXHIBIT C

ARMADA GNMA FUND - PORTFOLIO MANAGER'S REPORT
FIXED INCOME FUNDS
ARMADA GNMA FUND OVERVIEW

COMMENTS FROM THE PORTFOLIO MANAGEMENT TEAM

PERFORMANCE

For the 12-month period ending May 31, 2003, the Armada GNMA Fund posted a total return of -0.60% (including sales charge) for Class B investors and 5.40% for Class I investors. In comparison, the Lehman GNMA Index returned 6.13%.

FACTORS AFFECTING PERFORMANCE

During the first half of the fiscal year, fixed-income investors were very concerned about credit quality given the environment of accounting scandals, recession and terrorism fears. As a result, there was an unusually strong demand for mortgage-backed securities such as Ginnie Maes, which although not guaranteed are backed by the federal government.

Ginnie Mae securities continued to offer a significant yield advantage over comparably maturing U.S. Treasury securities. Like other government bonds, Ginnie Maes decline in value when interest rates rise. However, Ginnie Maes, like most mortgage-backed securities, do not benefit as much as other government bonds when interest rates decline. That's because homeowners have the right to refinance their mortgages at par, thus requiring mortgage investors to reinvest at lower yields. Therefore, mortgage-backed securities are vulnerable to lower interest rates, particularly if the drop is steep.

During the past year, the declining interest-rate environment and record refinancing activity put downward pressure on Ginnie Mae valuations, although not to the extent of other mortgage-backed security categories that offer higher coupon payments. By the second half of the period, when the corporate credit cycle began improving, investors shifted away from mortgages and towards corporate bonds. This shifting demand hurt the values of mortgage-backed securities as corporate bonds became more attractive.

During the fiscal year, we attempted to sell a modest percentage of the Ginnie Mae portfolio, using the proceeds to purchase Treasury bonds when we thought that the mortgage rally had run its course. This strategy produced mixed results.

CURRENT STRATEGY AND OUTLOOK

We believe that interest rates will likely trend upward in 2003, therefore, our current strategy is to keep the portfolio's duration--sensitivity to interest rates--relatively short. However, we continue to own lower coupon bonds that are less likely to be refinanced in the event of further interest rate declines.

GROWTH OF A $10,000 INVESTMENT 1, 2, 3
(since Fund's inception)

                                [GRAPH OMITTED]
[EDGAR REPRESENTATION OF PLOT POINTS]

              Class I     Class B     Lehman
    8/10/1994     $10,000     $10,000      $10,000
       May-95     $10,961     $10,881      $10,960
       May-96     $11,466     $11,275      $11,547
       May-97     $12,513     $12,190      $12,643
       May-98     $13,661     $13,183      $13,857
       May-99     $14,210     $13,584      $14,538
       May-00     $14,562     $13,780      $15,002
       May-01     $16,230     $15,227      $16,913
       May-02     $17,418     $16,172      $18,268
       May-03     $18,365     $16,884      $19,388

Armada GNMA Fund 5
Average Annual Total Returns, as of 5/31/03

----------------------------------------------------------------------------------------------------------------------
                                           1 YEAR         3 YEARS        5 YEARS          SINCE           DATE OF
                                                                                        INCEPTION        INCEPTION
Class I Shares 2,3                          5.40%          8.03%          6.09%           7.15%          08/10/94
----------------------------------------------------------------------------------------------------------------------
Class A Shares 2,3,4,6                      0.11%          6.01%          4.82%           6.30%          09/11/96
----------------------------------------------------------------------------------------------------------------------
Class B Shares 2,3,4,6                     (0.60)%         5.83%          4.74%           6.13%          08/11/99
----------------------------------------------------------------------------------------------------------------------
Class C Shares 2,3,4,6                      3.40%          7.04%          5.11%           6.15%          01/27/00
----------------------------------------------------------------------------------------------------------------------
Class H Shares 2,3,4,6                      2.51%          6.67%          4.91%           6.03%          04/19/02
----------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. RETURNS AND SHARE PRICES WILL FLUCTUATE AND ON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COSTS.

* THE LEHMAN GNMA INDEX IS AN UNMANAGED INDEX THAT TRACK GNMA ISSUES AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THE INDEX ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

1 THIS GRAPH PROVIDES A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND SINCE ITS DATE OF INCEPTION. THE GRAPH SHOWS PERFORMANCE OF CLASS I AND CLASS B SHARES ONLY. THE PERFORMANCE OF CLASS A, CLASS C, AND CLASS H SHARES MAY BE GREATER THAN OR LESS THAN THAT SHOWN IN THE GRAPH BASED ON THE DIFFERENCES IN SALES LOADS AND FEES PAID BY SHAREHOLDERS INVESTING IN THOSE CLASSES.

2 PERFORMANCE INFORMATION ASSUMES DEDUCTIONS FOR EACH SHARE CLASS' APPLICABLE SALES CHARGES, EXPENSES AND FEES, INCLUDING 12B-1 AND SHAREHOLDER SERVICING FEES. PERFORMANCE INFORMATION ALSO INCLUDES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS.

3 RETURNS SHOWN ON THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTIONS OF FUND SHARES.

4 THE PERFORMANCE OF CLASSES A, B, C, AND H SHARES PRIOR TO EACH SHARE CLASS' INCEPTION DATE IS THAT OF CLASS I SHARES ADJUSTED TO REFLECT THE APPLICABLE SALES CHARGES, EXPENSES AND FEES OF EACH NEWER SHARE CLASS NOTED.

5 AN INVESTMENT IN THE FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE POSSIBILITY OF PRINCIPAL LOSS IN PERIODS OF RISING INTEREST RATES.

6 THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.75%. WITH RESPECT TO CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. CLASS H SHARES HAVE A 1.00% FRONT END SALES CHARGE, IN ADDITION TO A 1.00% MAXIMUM CONTINGENT DEFERRED SALES CHARGE. CLASS C SHARES DO NOT HAVE A FRONT-END SALES CHARGE, BUT DO HAVE A 1.00% CHARGE ON THE REDEMPTION OF SHARES THAT ARE HELD FOR LESS THAN 18 MONTHS.

                       STATEMENT OF ADDITIONAL INFORMATION

                       ARMADA U.S. GOVERNMENT INCOME FUND

                                  ARMADA FUNDS
                                 760 MOORE ROAD
                       KING OF PRUSSIA, PENNSYLVANIA 19406
                                 (800) 622-FUND

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Combined Proxy Statement/Prospectus dated October 1, 2003 for the Special Meeting of Shareholders of Armada GNMA Fund to be held on November 5, 2003. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by writing to Armada Funds, 760 Moore Road, King of Prussia, Pennsylvania 19406, or by calling toll-free (800) 622-FUND. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

         Further information about Armada Funds is contained in and incorporated herein by reference to Armada Funds' Statement of Additional Information dated May 5, 2003, as supplemented, that relates to the Funds' prospectuses dated October 1, 2002. The audited financial statements and related independent auditor's report for Armada GNMA Fund and Armada U.S. Government Income Fund contained in the Annual Report for the fiscal year ended May 31, 2003 are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The unaudited pro forma financial statements attached hereto are intended to present the financial condition and related results of operations of the participating Armada Funds as if the Reorganization had been consummated on May 31, 2003.

         The date of this  Statement  of  Additional  Information  is October 1,
2003.

                                    GNMA FUND
                           U.S. GOVERNMENT INCOME FUND
              UNAUDITED PRO FORMA COMBINING SCHEDULE OF INVESTMENTS
                                  MAY 31, 2003

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
FNCI 4.5 8/03 MTGE                                                           15,000,000    $  15,267,180         $   15,267,180
FNMA TBA - FNCI 5% JULY                                                      10,000,000       10,321,880             10,321,880
FNMA 30 YR 5.5% 8/1/33 TBA                                                   20,000,000       20,581,240             20,581,240
FNMA TBA 30YR 6%                                                              9,500,000        9,868,125              9,868,125
FNMA TBA 30YR 6%                                                             10,000,000       10,359,380             10,359,380
TBA GNMA JUN 6%
                                       5,000,000           $ 5,162,500                                                5,162,500
TBA GNMA JUN 5.5%                     10,000,000            10,443,750                                               10,443,750
GNMA 30YR 6.0                         30,000,000            31,396,860                                               31,396,860
GNMA 30YR 6.0                         10,000,000            10,445,313                                               10,445,313
FHLMCC GOLD TBA 011403                                                       10,000,000       10,356,250             10,356,250
FHLMC TBA 6%                                                                 10,000,000       10,365,620             10,365,620
CSFB 97-C1 A1C 7.24% 06/20/29
                                       1,000,000             1,147,320                                                1,147,320
CSFB 97-C1 A1C 7.24% 06/20/29                                                 2,200,000        2,524,103              2,524,103
FHLMC 7.5% 5/22/03                                                              429,610          454,575                454,575
FHLMC 9.25% 08/01/13                                                             22,225           23,882                 23,882
FHLMC 8.5% 01/01/20                                                             465,689          509,748                509,748
FGLMC 8% 03/01/22                                                                17,599           19,189                 19,189
FGLMC 6.5% 08/01/31                                                           1,940,620        2,019,454              2,019,454
FGCI 8.5% 03/01/06                                                               28,495           30,090                 30,090
FGCI 9% 04/01/06                                                                  1,177            1,234                  1,234
FGLMC 12.25% 08/01/15                                                           307,541          361,451                361,451
FGLMC 8.5% 01/01/22                                                              83,070           89,014                 89,014
FGLMC 7% 05/01/31                                                             3,607,384        3,785,338              3,785,338
FHLMC 9.75% 11/01/08                                                             48,688           54,107                 54,107
FHLMC 9.75% 11/01/08                                                             36,401           40,453                 40,453
FHLMC 9.75% 12/01/08                                                             24,125           26,810                 26,810
FHLMC 9.75% 12/01/08                                                             23,825           26,477                 26,477

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
FHLMC 9.75% 04/01/09                                                             28,019    $      31,383         $       31,383
FHLMC 8% 04/01/07                                                                 1,676            1,787                  1,787
FHLMC 9% 04/01/16                                                                17,754           19,784                 19,784
FHLMC 9% 05/01/16                                                                29,391           32,742                 32,742
FHLMC 9% 06/01/16                                                                19,049           21,257                 21,257
FHLMC 9% 07/01/16                                                                75,155           83,848                 83,848
FHLMC 9% 10/01/16                                                                24,566           27,422                 27,422
FHLMC 9% 11/01/16                                                                17,365           19,388                 19,388
FHLMC 9% 11/01/16                                                                70,603           78,807                 78,807
FHLMC 9% 12/01/16                                                                21,048           23,500                 23,500
FHLMC 9% 12/01/16                                                                31,831           35,536                 35,536
FHLMC 9% 01/01/17                                                                16,372           18,182                 18,182
FHLMC 8% 02/01/17                                                                85,396           93,315                 93,315
FHLMC 8% 03/01/17                                                               234,108          255,817                255,817
FHLMC 8% 04/01/17                                                                87,831           95,780                 95,780
FH14 9% 11/01/09                                                                122,325          133,381                133,381
FHA 9% 10/01/16                                                                  49,360           54,769                 54,769
FHA 9% 12/01/16                                                                 135,931          151,022                151,022
FHA 9% 01/01/17                                                                 168,746          186,478                186,478
FHA 9% 08/01/17                                                                  47,184           52,508                 52,508
FHA 9% 06/01/09                                                                  13,295           14,129                 14,129
FHLMC 9% 09/01/09                                                                28,770           31,556                 31,556
FHLMC 9% 02/01/10                                                                12,483           13,758                 13,758
FHLMC 8% 07/01/09                                                                2,339             2,515                  2,515
FHLMC 8.75% 06/01/16                                                             3,326             3,702                  3,702
FHLMC 8.75% 9/1/16                                                               22,994           25,429                 25,429
FHLMC 8% 05/01/17                                                                75,075           81,943                 81,943
FHLMC 8.75% 05/01/17                                                             48,689           53,844                 53,844
FHLMC 8% 06/01/17                                                               150,256          164,002                164,002
FHLMC 8.75% 07/01/17                                                             48,616           54,112                 54,112

FHLMC 8% 09/01/03                                                                 2,563            2,587                  2,587

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
FHLMC 8.75% 01/01/17                                                             35,694    $      39,730         $       39,730
FHLMC 8% 02/01/17                                                                16,876           18,411                 18,411
FHLMC 9% 10/01/16                                                                 2,916            3,259                  3,259
FHLMC 8.75% 02/01/17                                                             64,971           72,364                 72,364
FHLMC 8% 05/01/17                                                                39,351           42,951                 42,951
FHLMC 8.5% 09/01/17                                                             175,428          192,044                192,044
FHLMC 8.5% 11/01/18                                                              30,153           33,008                 33,008
FHLMC 8% 11/01/19                                                                 5,759            6,279                  6,279
FHLMC 9% 09/01/20                                                                74,367           83,165                 83,165
FH 10% 09/01/16                                                                  96,949          110,314                110,314
FANNIE DISC NT 0% 6/12/03                                                    45,000,000       44,985,105             44,985,105
FNMA 8% 02/25/22                                                                573,285          612,505                612,505
FNGL 11.25% 05/01/14                                                             20,651           24,245                 24,245
FNGL 12.5% 05/01/15                                                             336,930          401,732                401,732
FNMA 9.0% 06/01/09                                                               80,414           88,058                 88,058
FNCI 10.5% 05/01/04                                                                 369              386                    386
FNCL 9% 10/01/19                                                                 46,601           52,070                 52,070
FNCL 7.5% 11/01/22                                                               14,438           15,465                 15,465
FNCL 9% 12/01/16                                                                 13,243           13,724                 13,724
FNCL 9% 02/01/17                                                                  8,768            9,799                  9,799
FNCI 10.5% 02/01/04                                                               1,788            1,821                  1,821
FNCI 10.5% 05/01/04                                                               3,409            3,565                  3,565
FNCL 8.5% 11/01/21                                                               87,856           96,293                 96,293
FNCL 8% 03/01/23                                                                 36,851           40,221                 40,221
FNCL 7.5% 09/01/22                                                              125,436          134,361                134,361
FNCL 8% 02/01/23                                                                 55,780           60,969                 60,969
FNCL 7.5% 09/01/30                                                              700,685          745,121                745,121
FNCL 8.5% 09/01/23                                                               72,136           79,191                 79,191
FNCA 8% 12/01/17                                                                 70,110           75,280                 75,280
FNCL 7.5% 07/01/31                                                            1,441,919        1,533,404              1,533,404
FNCL 7.5% 09/01/30                                                            1,003,887        1,067,552              1,067,552

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
FNCL 6.5% 05/01/32                                                            1,530,272    $   1,595,313         $    1,595,313
FNMA 6% 09/01/17                                                             12,632,100       13,165,303             13,165,303
FNCX 5.5% 11/01/09                                                            4,163,963        4,308,159              4,308,159
FNGL 10% 06/01/21                                                                43,991           51,132                 51,132
FNCL 6% 12/01/28                                                              4,526,406        4,709,389              4,709,389
FNCI 9.5% 09/01/11                                                              172,819          183,626                183,626
FNMA 6.5% 12/01/12                        39,569            $   41,666                                                   41,666
FNCI 14% 11/01/12                                                                16,677           19,626                 19,626
FNMA 6.5% 02/01/28
                                         202,863               211,630                                                  211,630
FNCL 6.5% 02/01/28                                                              463,383          483,407                483,407
FNCL 6% 08/01/28                                                                368,330          383,220                383,220
FNCL 6% 08/01/28                                                                350,463          364,631                364,631
FNCL 6% 12/01/28                                                              1,995,993        2,076,683              2,076,683
FNMA 6% 11/01/28                                                              2,442,685        2,550,222              2,550,222
FNCL 6% 01/01/29                                                              1,976,115        2,056,001              2,056,001
FNCL 6% 02/01/29                                                              1,497,327        1,557,857              1,557,857
FNMA 30YR 6.5 03/01/29                                                        4,781,307        4,986,494              4,986,494
FNCL 6.5% 05/01/29                                                              949,187          989,920                989,920
FNCI 7.00% 12/01/15                                                           1,164,274        1,240,626              1,240,626
FNCI 6.5% 04/01/16                                                            1,818,140        1,910,007              1,910,007
FNCI 6% 05/01/16                                                              2,284,028        2,380,353              2,380,353
FNCL 6.5% 06/01/32                                                            1,819,522        1,896,857              1,896,857
FNCL 7% 01/01/31                                                                330,133          347,874                347,874
FNCL 7% 08/01/31                                                                217,955          229,668                229,668
FNCL 6% 06/01/31                                                              3,253,471        3,382,029              3,382,029
FNCL 6.5% 07/01/31                                                            2,231,374        2,326,253              2,326,253
FNCL 7% 09/01/31                                                              4,417,700        4,655,103              4,655,103
FNCL 6% 01/01/32                                                              4,123,564        4,286,502              4,286,502
FNCL 7.5% 05/01/32                                                            4,044,145        4,300,710              4,300,710
GNMA #570506 6.5% 12/15/31             1,671,415             1,753,073                                                1,753,073
GNMA #582182 6.5% 01/15/32             2,485,385             2,606,540                                                2,606,540

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA #584343 6.5% 4/15/32              6,301,321         $   6,608,491                                           $    6,608,491
GNMA #587684 7% 06/15/32               6,744,584             7,109,050                                                7,109,050
GNSF 9% 11/15/04                                                                  4,052    $       4,202                  4,202
GNSF 9% 12/15/04                                                                  2,519            2,612                  2,612
GNSF 9% 01/15/05                                                                  2,008            2,115                  2,115
G2SF 8% 07/20/22                                                                 72,354           78,569                 78,569
G2SF 12.5% 10/20/13                                                                 265              316                    316
G2SF 12.5% 12/20/13                                                               3,079            3,670                  3,670
G2SF 12.5% 04/20/14                                                              14,680           17,568                 17,568
G2SF 9% 08/20/22                                                                 55,359           61,541                 61,541
G2SF 12.5% 06/20/14                                                               1,256            1,503                  1,503
G2SF 13.5% 08/20/14                                                                 333              406                    406
G2SF 9% 09/20/22                                                                 46,418           51,602                 51,602
G2SF 13% 10/20/14                                                                13,061           15,724                 15,724
G2SF 13.5% 10/20/14                                                              14,375           17,530                 17,530
G2SF 12.5% 09/20/14                                                               1,718            2,056                  2,056
G2SF 13.5% 09/20/14                                                               6,968            8,497                  8,497
G2SF 13% 12/20/14                                                                17,455           21,070                 21,070
G2SF 12.5% 11/20/14                                                               2,007            2,402                  2,402
G2SF 13.5% 12/20/14                                                               4,660            5,682                  5,682
G2SF 12.5% 01/20/15                                                               6,099            7,292                  7,292
G2SF 13.5% 01/20/15                                                               2,372            2,901                  2,901
G2SF 13.5% 03/20/15                                                               4,986            6,098                  6,098
G2SF 12.5% 05/20/15                                                              24,771           29,724                 29,724
G2SF 12.5% 06/20/15                                                               5,529            6,635                  6,635
G2SF 13% 06/20/15                                                                 2,241            2,713                  2,713
G2SF 13.5% 06/20/15                                                               4,220            5,161                  5,161
G2SF 12.5% 07/20/15                                                               6,794            8,153                  8,153
G2SF 12.5% 09/20/15                                                               3,341            4,009                  4,009
G2SF 12.5% 11/20/15                                                               7,088            8,506                  8,506
G2SF 12.5% 01/20/16                                                              11,503           13,834                 13,834

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
G2SF 9.00% 08/20/16                      226,062          $    251,465          167,782    $     186,635         $      438,100
G2SF 8.5% 03/20/17                                                               93,698          102,928                102,928
G2SF 8.5% 05/20/17                                                               95,858          105,301                105,301
G2SF 8% 05/20/24                                                                  2,282            2,476                  2,476
G2SF 9% 12/20/21                                                                 15,714           17,484                 17,484
G2SF 9% 01/20/22                                                                 27,461           30,528                 30,528
G2SF 8% 02/20/22                                                                 23,196           25,188                 25,188
G2SF 8% 03/20/23                                                                 14,408           15,638                 15,638
G2SF 8% 05/20/23                                                                  3,095            3,359                  3,359
G2JO 10.5% 04/20/04                                                               4,065            4,229                  4,229
G2J0 11.50% 06/20/04                                                              3,885            3,963                  3,963
G2SF 8.5% 07/20/23                                                               15,474           16,862                 16,862
G2SF 8% 07/20/23                                                                  2,190            2,377                  2,377
G2SF 9% 01/20/20                                                                  5,099            5,676                  5,676
G2SF 8% 09/20/23                                                                 31,455           34,140                 34,140
G2SF 8% 10/20/23                                                                101,838          110,532                110,532
G2SF 8% 11/20/23                                                                 24,134           26,195                 26,195
GNMA II #2657 6% 10/20/28              3,926,682             4,099,743                                                4,099,743
GNMA II #2673 6.5% 11/20/28            1,117,021             1,166,652                                                1,166,652
GNMA II #2564 7% 03/20/28                213,899               224,896                                                  224,896
GNMA II #2548 7% 02/20/28                117,352               123,386                                                  123,386
GNMA II #2716 7% 02/20/29                486,768               511,404                                                  511,404
G2SF 6% 07/20/29                                                              5,061,115        5,281,681              5,281,681
GNMA 7% 09/20/29                         528,079               554,806                                                  554,806
GNMA II #2882 7% 02/20/30              1,069,123             1,122,829                                                1,122,829
GNMA II #2922 8% 05/20/30                973,372             1,042,849                                                1,042,849
GNMA II #2897 8% 03/20/30              1,195,321             1,280,641                                                1,280,641
GNMA II #2971 7% 09/20/30              1,291,444             1,356,318                                                1,356,318
GNMA II #2972 7.5% 09/20/30            1,218,231             1,288,551                                                1,288,551
GNMA II #2979 7% 09/20/15                968,052             1,035,913                                                1,035,913
GNMA II #2980 7.5% 09/20/15              224,550               241,489                                                  241,489

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA II #3151 7% 10/20/31              2,166,668         $   2,274,891                                           $    2,274,891
G2GP 12.75% 12/20/13                                                              4,808    $       5,734                  5,734
G2GP 12.75% 08/20/14                                                              2,795            3,345                  3,345
G2GP 9.25% 12/20/16                                                              42,867           47,826                 47,826
GNSF 9% 12/15/04                                                                  5,470            5,671                  5,671
GNSF 9% 10/15/04                                                                  1,287            1,334                  1,334
GNSF 9% 01/15/05                                                                  4,452            4,692                  4,692
GNMA #5147 7.25% 11/15/04                 10,375                10,612                                                   10,612
GNSF 9% 02/15/05                                                                  5,680            5,985                  5,985
GNSF 8.25% 01/15/05                                                               5,986            6,278                  6,278
GNSF 9.0% 03/15/05                                                                5,302            5,587                  5,587
GNSF 8.25% 07/15/06                                                               9,133            9,716                  9,716
GNSF 8.25% 04/15/06                                                                 219              233                    233
GNSF 8.25% 04/15/06                                                              10,411           11,076                 11,076
GNSF 8.25% 05/15/06                                                               2,841            3,023                  3,023
GNSF 8.25% 03/15/06                                                               9,648           10,264                 10,264
GNSF 8.25% 05/15/06                                                               6,795            7,229                  7,229
GNSF 8.25% 05/15/06                                                               3,493            3,716                  3,716
GNSF 8.25% 07/15/06                                                              10,131           10,778                 10,778
GNMA 7.5% 04/15/23                                                               59,731           63,943                 63,943
GNMA 7.5% 10/15/23                                                                5,681            6,081                  6,081
GNSF 7.5% 02/15/23                                                               10,658           11,409                 11,409
GNMA #348778 7.5% 04/15/23                67,708                72,483                                                   72,483
GNSF 8.0% 05/15/23                                                               27,045           29,624                 29,624
GNMA #352143 7.5% 07/15/23                 3,900                 4,175                                                    4,175
GNMA #352144 7.5% 07/15/23                50,536                54,100                                                   54,100
GNMA #352189 7.5% 04/15/23                 3,267                 3,497                                                    3,497
GNMA #352217 7.5% 04/15/23               920,764               985,694                                                  985,694
GNMA #352724 7.5% 08/15/23                44,368                47,497                                                   47,497
GNMA #353023 7.5% 06/15/24                49,911                53,385                                                   53,385
GNMA #353185 7.5% 07/15/23               753,207               806,321                                                  806,321

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS

GNMA 7.0% 10/15/23                                                              105,457    $     111,913         $      111,913
GNMA #354106 7.5% 05/15/23                 7,518          $      8,048                                                    8,048
GNMA 7% 08/15/23                                                                  5,652            5,998                  5,998
GNMA #357235 7.5% 10/15/23               156,520               167,557                                                  167,557
GNMA #358308 7.5% 01/15/24                58,580                62,657                                                   62,657
GNMA #358845 7.5% 10/15/23                38,436                41,146                                                   41,146
GNMA #359600 7.5% 07/15/23                12,658                13,550                                                   13,550
GNSF 7.5% 09/15/23                                                               54,063           57,875                 57,875
GNMA #362619 7.5% 10/15/23                57,993                62,082                                                   62,082
GNMA #364258 7.5% 07/15/23                10,606                11,354                                                   11,354
GNMA #369696 7.5% 02/15/24                49,750                53,213                                                   53,213
GNSF 7.0% 10/15/23                                                               48,020           50,959                 50,959
GNMA #370019 7.5% 10/15/23                20,202                21,627                                                   21,627
GNSF 7.0% 11/15/23                                                                9,771           10,369                 10,369
GNMA #371816 7.5% 06/15/24                30,251                32,357                                                   32,357
GNMA #374876 7.5% 01/15/24                58,909                63,008                                                   63,008
GNMA #384077 8% 04/15/24                 187,548               205,355                                                  205,355
GNSF 9.0% 09/15/08                                                               68,313           74,253                 74,253
GNSF 8.25% 06/15/08                                                               2,565            2,763                  2,763
GNSF 9.0% 12/15/08                                                               18,590           20,206                 20,206
GNSF 9.0% 12/15/08                                                               39,030           42,424                 42,424
GNSF 9.0% 10/15/08                                                                2,143            2,329                  2,329
GNSF 9.0% 12/15/08                                                               22,321           24,262                 24,262
GNSF 9.0% 10/15/08                                                               32,287           35,095                 35,095
GNSF 9.0% 10/15/08                                                               10,023           10,894                 10,894
GNSF 8.25% 07/15/08                                                              23,726           25,563                 25,563
GNSF 8.25% 06/15/08                                                              30,466           32,825                 32,825
GNSF 9.0% 09/15/08                                                               13,320           14,479                 14,479
GNSF 9.0% 09/15/08                                                               15,032           16,340                 16,340
GNSF 9.0% 12/15/08                                                                  939              928                    928
GNSF 8.75% 08/15/08                                                              77,418           83,874                 83,874

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 9.0% 10/15/08                                                               21,533    $      23,405         $       23,405
GNSF 9.0% 10/15/08                                                               18,998           20,649                 20,649
GNSF 9.0% 09/15/08                                                               17,172           18,665                 18,665
GNSF 9.0% 12/15/08                                                                9,971           10,838                 10,838
GNSF 9.0% 10/15/08                                                                  446              484                    484
GNSF 9.0% 11/15/08                                                                4,344            4,721                  4,721
GNSF 9.0% 10/15/08                                                               42,269           45,944                 45,944
GNSF 9.0% 12/15/08                                                                2,765            3,006                  3,006
GNSF 9.0% 03/15/09                                                               55,497           60,729                 60,729
GNSF 9.0% 12/15/08                                                                7,975            8,669                  8,669
GNSF 9.0% 03/15/09                                                               95,264          104,246                104,246
GNSF 9.0% 12/15/08                                                               19,398           21,085                 21,085
GNSF 9.0% 02/15/09                                                               10,025           10,971                 10,971
GNSF 9.0% 01/15/09                                                                6,942            7,597                  7,597
GNSF 9.0% 12/15/08                                                                3,022            3,285                  3,285
GNSF 9.0% 06/15/09                                                               28,628           31,327                 31,327
GNSF 9.0% 02/15/09                                                               11,006           12,044                 12,044
GNSF 9.0% 05/15/09                                                               15,831           17,323                 17,323
GNSF 9.0% 02/15/09                                                               11,547           12,636                 12,636
GNSF 9.0% 02/15/09                                                               17,293           18,924                 18,924
GNSF 8.5% 09/15/24                                                                2,039            2,236                  2,236
GNMA #385654 8% 04/15/24                  47,970           $    52,524                                                   52,524
GNMA #388741 7.5% 04/15/24                55,443                59,302                                                   59,302
GNSF 9.0% 05/15/09                                                               14,254           15,598                 15,598
GNSF 9.0% 04/15/09                                                               19,226           21,039                 21,039
GNSF 9.0% 05/15/09                                                               18,403           20,138                 20,138
GNSF 9.0% 04/15/09                                                                1,723            1,886                  1,886
GNSF 9.0% 03/15/09                                                                1,976            2,163                  2,163
GNSF 9.0% 06/15/09                                                                6,020            6,587                  6,587
GNSF 9.0% 05/15/09                                                               15,496           16,957                 16,957
GNSF 9.0% 08/15/09                                                                5,282            5,780                  5,780

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12.5% 05/15/10                                                               1,373    $       1,621               $  1,621
GNSF 12.5% 05/15/10                                                                 376              431                    431
GNSF 13.5% 05/15/10                                                                 509              559                    559
GNSF 12.5% 04/15/10                                                                 260              307                    307
GNSF 12.5% 06/15/10                                                                 839              971                    971
GNSF 13.5% 05/15/10                                                              11,822           14,196                 14,196
GNSF 12.5% 05/15/10                                                                 276              320                    320
GNSF 13.5% 07/15/10                                                              13,133           15,770                 15,770
GNSF 13.5% 06/15/10                                                                 762              900                    900
GNSF 12.5% 04/15/10                                                                 497              587                    587
GNSF 12.5% 04/15/10                                                               4,845            5,721                  5,721
GNSF 13.5% 05/15/10                                                               8,264            9,924                  9,924
GNSF 13.5% 05/15/10                                                              20,598           24,734                 24,734
GNSF 12.5% 06/15/10                                                               5,723            6,757                  6,757
GNSF 13.5% 06/15/10                                                                 425              510                    510
GNSF 13.5% 05/15/10                                                              11,811           14,183                 14,183
GNSF 12.5% 05/15/10                                                                 102              120                    120
GNSF 12.5% 09/15/10                                                              30,942           36,531                 36,531
GNSF 12.5% 05/15/10                                                              12,824           15,140                 15,140
GNSF 13.5% 05/15/10                                                               6,064            7,282                  7,282
GNSF 12.5% 07/15/10                                                               1,713            2,023                  2,023
GNSF 7.0% 04/15/28                                                              489,254          516,396                516,396
GNMA #412663 8% 09/15/26
                                         515,417               561,002                                                  561,002
GNMA #412760 8.75% 06/15/25               35,247                38,997                                                   38,997
GNMA #419305 7% 12/15/10                 281,215               301,931                                                  301,931
GNSF 12.5% 06/15/10                                                               2,028            2,395                  2,395
GNSF 12.5% 05/15/10                                                               9,789           11,557                 11,557
GNSF 13.5% 05/15/10                                                                 959            1,038                  1,038
GNSF 12.5% 05/15/10                                                              48,630           57,414                 57,414
GNSF 12.5% 06/15/10                                                                 387              457                    457

GNSF 12.5% 05/15/10                                                               3,338            3,872                  3,872

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12.5% 07/15/10                                                               2,454    $       2,897         $        2,897
GNSF 12.5% 07/15/10                                                               7,287            8,603                  8,603
GNSF 12.5% 06/15/10                                                               4,644            5,483                  5,483
GNSF 12.5% 04/15/10                                                               1,388            1,639                  1,639
GNSF 13.5% 05/15/10                                                               2,823            3,390                  3,390
GNSF 13.5% 07/15/10                                                               4,909            5,895                  5,895
GNSF 13.5% 05/15/10                                                               1,037            1,245                  1,245
GNSF 12.5% 04/15/10                                                               3,017            3,562                  3,562
GNSF 13.5% 06/15/10                                                               3,403            4,086                  4,086
GNSF 12.5% 09/15/10                                                              32,108           37,907                 37,907
GNSF 12.5% 04/15/10                                                                 193              228                    228
GNSF 12.5% 05/15/10                                                               3,372            3,981                  3,981
GNSF 13.5% 06/15/10                                                               3,927            4,716                  4,716
GNSF 13.5% 05/15/10                                                               4,059            4,874                  4,874
GNSF 13.5% 05/15/10                                                                 634              686                    686
GNSF 13.5% 06/15/10                                                               1,443            1,732                  1,732
GNSF 12.5% 04/15/10                                                              25,214           29,768                 29,768
GNSF 12.5% 04/15/10                                                              16,945           20,006                 20,006
GNSF 12.5% 05/15/10                                                               2,130            2,514                  2,514
GNSF 13.5% 06/15/10                                                              11,130           13,365                 13,365
GNSF 12.5% 07/15/10                                                                 785              927                    927
GNSF 12.5% 04/15/10                                                              19,776           23,348                 23,348
GNSF 13.5% 05/15/10                                                               3,378            4,056                  4,056
GNSF 12.5% 06/15/10                                                               1,351            1,464                  1,464
GNSF 13.5% 07/15/10                                                               3,432            4,121                  4,121
GNSF 12.5% 05/15/10                                                               7,367            8,697                  8,697
GNMA 13.5% 05/15/10                                                               6,452            7,747                  7,747
GNMA 12.5% 11/15/10                                                              13,501           15,939                 15,939
GNMA 13.5% 05/15/10                                                               4,170            5,008                  5,008
GNMA 13.5% 06/15/10                                                               5,690            6,832                  6,832
GNMA 12.5% 10/15/10                                                              57,062           66,177                 66,177

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA 13.5% 06/15/10                                                                 945    $       1,135         $        1,135
GNMA 13.5% 05/15/10                                                              10,205           12,255                 12,255
GNMA 13.5% 07/15/10                                                               3,432            4,121                  4,121
GNMA 12.5% 07/15/10                                                               7,694            9,084                  9,084
GNMA 13.5% 06/15/10                                                               9,351           11,229                 11,229
GNMA 12.5% 12/15/10                                                              41,971           49,552                 49,552
GNMA 12.5% 12/15/10                                                              10,461           12,351                 12,351
GNMA 13% 03/15/11                                                                   186              222                    222
GNMA 12.5% 05/15/10                                                               7,537            8,898                  8,898
GNMA 12.5% 07/15/10                                                                 209              247                    247
GNMA 12.5% 01/15/11                                                                 460              546                    546
GNMA 13.5% 08/15/10                                                               3,930            4,719                  4,719
GNMA 12.5% 11/15/10                                                              27,767           32,782                 32,782
GNMA 12.5% 11/15/10                                                                 877            1,036                  1,036
GNMA 15% 06/15/11                                                                 3,014            3,737                  3,737
GNMA 13% 02/15/11                                                                   672              805                    805
GNMA 12.5% 12/15/10                                                               9,255           10,927                 10,927
GNMA 12.5% 12/15/10                                                               1,359            1,604                  1,604
GNMA 12.5% 12/15/10                                                               1,425            1,682                  1,682
GNMA 12.5% 11/15/10                                                               2,249            2,655                  2,655
GNMA 13.5% 07/15/10                                                              31,903           38,309                 38,309
GNMA 13% 03/15/11                                                                 3,501            4,193                  4,193
GNSF 9% 10/15/10                                                                 35,192           38,694                 38,694
GNSF 12.5% 11/15/10                                                               2,490            2,940                  2,940
GNSF 12.5% 12/15/10                                                              33,511           39,564                 39,564
GNSF 12.5% 11/15/10                                                                 817              965                    965
GNSF 12.5% 12/15/10                                                               6,935            8,187                  8,187
GNSF 12.5% 02/15/11                                                                 412              490                    490
GNSF 15% 07/15/11                                                                 2,270            2,815                  2,815
GNSF 12.5% 12/15/10                                                              25,585           30,206                 30,206
GNSF 13.0% 04/15/11                                                               1,350            1,593                  1,593

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15.0% 09/15/11                                                              22,633     $     28,063         $       28,063
GNSF 13.5% 09/15/10                                                              19,677           23,628                 23,628
GNSF 12.5% 12/15/10                                                              10,405           12,285                 12,285
GNSF 12.5% 11/15/10                                                                 652              769                    769
GNSF 13% 02/15/11                                                                 4,407            5,277                  5,277
GNSF 13% 01/15/11                                                                13,445           16,101                 16,101
GNSF 13% 04/15/11                                                                55,546           66,522                 66,522
GNSF 14% 06/15/11                                                                 8,597           10,477                 10,477
GNSF 13% 04/15/11                                                                 7,754            9,286                  9,286
GNSF 12.5% 12/15/10                                                               7,695            9,085                  9,085
GNSF 12.5% 12/15/10                                                                 177              209                    209
GNSF 12.5% 12/15/10                                                               5,698            6,727                  6,727
GNSF 12.5% 11/15/10                                                               1,554            1,835                  1,835
GNSF 12.5% 11/15/10                                                               5,600            6,081                  6,081
GNSF 12.5% 12/15/10                                                               9,614           11,350                 11,350
GNSF 12.5% 11/15/10                                                               4,843            5,718                  5,718
GNSF 13% 02/15/11                                                                 7,425            8,893                  8,893
GNSF 13% 03/15/11                                                                   238              285                    285
GNSF 13% 05/15/11                                                                 1,321            1,581                  1,581
GNSF 12.5% 08/15/10                                                                 688              807                    807
GNSF 13.5% 08/15/10                                                               2,482            2,980                  2,980
GNSF 13% 01/15/11                                                                    72               79                     79
GNSF 12.5% 12/15/10                                                              12,039           14,213                 14,213
GNSF 14.0% 06/15/11                                                               4,903            5,975                  5,975
GNSF 13% 02/15/11                                                                   872            1,005                  1,005
GNSF 14% 06/15/11                                                                 6,157            7,503                  7,503
GNSF 9% 01/15/10                                                                 27,875           30,649                 30,649
GNSF 12.5% 01/15/11                                                               3,182            3,781                  3,781
GNSF 13% 04/15/11                                                                21,811           26,120                 26,120
GNSF 12.5% 12/15/10                                                              26,737           31,566                 31,566
GNSF 12.5% 12/15/10                                                                 921            1,071                  1,071

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 13% 03/15/11                                                                 7,374    $       8,831         $        8,831
GNSF 13.0% 03/15/11                                                                 407              487                    487
GNSF 14.0% 06/15/11                                                               6,888            8,394                  8,394
GNSF 14% 06/15/11                                                                13,162           16,041                 16,041
GNSF 13.5% 05/15/11                                                                 943            1,140                  1,140
GNSF 13.0% 02/15/11                                                                 823              986                    986
GNSF 14.0% 06/15/11                                                               9,181           11,189                 11,189
GNSF 13.5% 04/15/11                                                                 965            1,167                  1,167
GNSF 14.0% 07/01/81                                                               6,565            8,001                  8,001
GNSF 14.0% 05/15/11                                                               7,686            9,367                  9,367
GNSF 15.0% 08/15/11                                                               6,048            7,499                  7,499
GNSF 15.0% 09/15/11                                                                 136              169                    169
GNSF 12.5% 11/15/10                                                              15,187           17,930                 17,930
GNSF 14.0% 06/15/11                                                              29,517           35,973                 35,973
GNSF 12.5% 10/15/10                                                               2,730            3,223                  3,223
GNSF 15.0% 07/15/11                                                               8,214           10,184                 10,184
GNSF 12.5% 11/15/10                                                               6,723            7,938                  7,938
GNSF 12.5% 11/15/10                                                              16,644           19,650                 19,650
GNSF 15.0% 07/15/11                                                               4,706            5,835                  5,835
GNSF 13.0% 04/15/11                                                               4,163            4,986                  4,986
GNSF 13.0% 04/15/11                                                               3,851            4,612                  4,612
GNSF 14.0% 06/15/11                                                              16,866           20,555                 20,555
GNSF 14.0% 06/15/11                                                              12,950           15,783                 15,783
GNSF 15.0% 07/15/11                                                               2,002            2,482                  2,482
GNSF 13.0% 03/15/11                                                               1,459            1,747                  1,747
GNSF 12.5% 12/15/10                                                              22,551           26,624                 26,624
GNSF 13.0% 04/15/11                                                                 200              240                    240
GNSF 12.5% 11/15/10                                                               3,870            4,569                  4,569
GNSF 12.5% 11/15/10                                                                 160              188                    188
GNSF 12.5% 12/15/10                                                              10,141           11,972                 11,972
GNSF 13.0% 02/15/11                                                               5,151            6,168                  6,168

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15.0% 08/15/11                                                               2,196    $       2,723         $        2,723
GNSF 13.5% 05/15/11                                                                 147              178                    178
GNSF 13.5% 05/15/11                                                                 472              571                    571
GNSF 12.5% 12/15/10                                                              33,795           39,899                 39,899
GNSF 13.0% 02/15/11                                                               1,118            1,339                  1,339
GNSF 13.0% 02/15/11                                                               1,641            1,965                  1,965
GNSF 13.5% 04/15/11                                                               5,659            6,841                  6,841
GNSF 15.0% 07/15/11                                                               5,508            6,830                  6,830
GNSF 12.5% 01/15/11                                                               5,530            6,570                  6,570
GNSF 15.0% 09/15/11                                                              12,081           14,979                 14,979
GNSF 14.0% 06/15/11                                                              52,479           63,959                 63,959
GNSF 13.0% 04/15/11                                                               1,444            1,729                  1,729
GNSF 13.0% 02/15/11                                                              12,138           14,537                 14,537
GNSF 13.0% 04/15/11                                                               6,681            8,001                  8,001
GNSF 12.5% 01/15/11                                                              29,235           34,731                 34,731
GNSF 12.5% 12/15/10                                                               2,994            3,534                  3,534
GNSF 12.5% 12/15/10                                                              47,494           56,029                 56,029
GNSF 13.5% 04/15/11                                                              11,876           14,359                 14,359
GNSF 13% 04/15/11                                                                    94              104                    104
GNSF 14% 06/15/11                                                                 7,666            9,343                  9,343
GNSF 13.5% 05/15/11                                                               2,206            2,667                  2,667
GNSF 13% 04/15/11                                                                   410              491                    491
GNSF 14% 06/15/11                                                                 5,929            7,226                  7,226
GNSF 13.5% 05/15/11                                                               7,519            9,091                  9,091
GNSF 14% 06/15/11                                                                21,558           26,274                 26,274
GNSF 9% 11/15/10                                                                 41,132           45,226                 45,226
GNSF 12.5% 12/15/10                                                              28,066           33,135                 33,135
GNSF 12.5% 01/15/11                                                              20,585           24,455                 24,455
GNSF 15% 07/15/11                                                                 9,824           12,181                 12,181
GNSF 13% 04/15/11                                                                 1,810            2,168                  2,168
GNSF 11.5% 03/15/11                                                               4,701            5,496                  5,496

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 09/15/11                                                                 2,422            3,002               $  3,002
GNSF 15% 07/15/11                                                                 4,232            5,247                  5,247
GNSF 15% 07/15/11                                                                 3,897            4,832                  4,832
GNSF 13% 03/15/11                                                                13,290           15,916                 15,916
GNSF 13% 04/15/11                                                                 3,586            4,294                  4,294
GNSF 13.5% 05/15/11                                                               5,572            6,737                  6,737
GNSF 14% 06/15/11                                                                 6,386            7,783                  7,783
GNSF 13% 04/15/11                                                                 4,294            5,142                  5,142
GNSF 15% 06/15/11                                                                 5,219            6,470                  6,470
GNSF 13.5% 05/15/11                                                               5,274            6,377                  6,377
GNSF 14% 06/15/11                                                                 5,287            6,443                  6,443
GNSF 14% 02/15/12                                                                22,601           27,700                 27,700
GNSF 14% 06/15/11                                                                41,433           50,496                 50,496
GNSF 13% 04/15/11                                                                 6,198            7,423                  7,423
GNSF 13.5% 05/15/11                                                               2,536            3,066                  3,066
GNSF 14% 06/15/11                                                                 8,659            9,730                  9,730
GNSF 14% 06/15/11                                                                19,506           23,773                 23,773
GNSF 13.5% 05/15/11                                                               8,343           10,087                 10,087
GNSF 13.5% 05/15/11                                                               1,266            1,530                  1,530
GNSF 13.5% 05/15/11                                                              13,355           16,147                 16,147
GNSF 14% 06/15/11                                                                 7,257            8,844                  8,844
GNMA #427794 7% 01/15/28
GNMA #433881 6.5% 07/15/28               138,081          $    145,015                                                  145,015
GNSF 7.0% 01/15/31                     1,419,350             1,496,009        1,013,796        1,068,551              2,564,560
GNSF 15% 07/15/11                                                                 4,033            5,000                  5,000
GNSF 15% 06/15/11                                                                18,867           23,393                 23,393
GNSF 15% 02/15/12                                                                 6,140            7,658                  7,658
GNSF 14% 07/15/11                                                                12,258           14,939                 14,939
GNSF 15% 09/15/11                                                                 4,113            5,099                  5,099
GNSF 14% 05/15/11                                                                28,043           34,177                 34,177
GNSF 13% 05/15/11                                                                   725              868                    868

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 08/15/11                                                                   343    $         425         $          425
GNSF 15% 07/15/11                                                                 1,963            2,434                  2,434
GNSF 15% 08/15/11                                                                    54               67                     67
GNSF 13% 04/15/11                                                                20,677           24,762                 24,762
GNSF 15% 06/15/11                                                                 5,026            6,231                  6,231
GNSF 14% 06/15/11                                                                 7,345            8,952                  8,952
GNSF 15% 07/15/11                                                                19,805           24,556                 24,556
GNSF 14% 03/15/12                                                                 1,675            2,053                  2,053
GNSF 14% 06/15/11                                                                10,217           12,452                 12,452
GNSF 14%  06/15/11                                                               26,720           32,564                 32,564
GNSF 15% 07/15/11                                                                 8,606           10,322                 10,322
GNSF 15% 07/15/11                                                                 8,397           10,411                 10,411
GNSF 15% 02/15/12                                                                19,195           23,943                 23,943
GNSF 15% 07/15/11                                                                26,924           33,382                 33,382
GNSF 15% 02/15/12                                                                 4,917            6,133                  6,133
GNSF 13% 07/15/11                                                                12,656           15,157                 15,157
GNSF 13.5% 05/15/11                                                               8,031            9,710                  9,710
GNSF 15% 08/15/11                                                                 3,207            3,976                  3,976
GNSF 14% 06/15/11                                                                 5,604            6,830                  6,830
GNSF 12.5% 03/15/11                                                               3,327            3,952                  3,952
GNSF 15% 08/15/11                                                                10,690           13,254                 13,254
GNSF 13.5% 05/15/11                                                               7,132            8,623                  8,623
GNSF 15% 08/15/11                                                                11,154           12,961                 12,961
GNSF 15% 10/15/11                                                                 5,129            6,359                  6,359
GNSF 15% 07/15/11                                                                 1,654            2,051                  2,051
GNSF 14% 07/15/11                                                                 2,669            3,253                  3,253
GNSF 13.5% 05/15/11                                                               1,858            2,246                  2,246
GNSF 16% 11/15/11                                                                 3,503            4,328                  4,328
GNSF 15% 7/15/11                                                                  6,800            8,431                  8,431
GNSF 15% 09/15/11                                                                 8,433           10,456                 10,456
GNSF 13.5% 05/15/11                                                              14,039           16,975                 16,975

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA 14.0% 6/15/11                                                                9,849    $      12,004         $       12,004
GNSF 13.5% 05/15/11                                                                 492              595                    595
GNSF 12.5% 01/15/11                                                               3,338            3,966                  3,966
GNSF 13% 02/15/12                                                                35,178           42,349                 42,349
GNSF 15% 08/15/11                                                                31,371           38,897                 38,897
GNSF 15% 02/15/12                                                                19,587           24,432                 24,432
GNSF 14% 07/15/11                                                                 7,553            8,514                  8,514
GNSF 14% 07/15/11                                                                 4,503            5,488                  5,488
GNSF 15% 06/15/12                                                                 1,802            2,248                  2,248
GNSF 15% 08/15/11                                                                   656              749                    749
GNSF 13% 04/15/11                                                                 2,432            2,825                  2,825
GNSF 15% 08/15/11                                                                 1,723            1,971                  1,971
GNSF 15% 06/15/12                                                                 4,820            6,012                  6,012
GNSF 15% 12/15/11                                                                13,297           16,486                 16,486
GNSF 15% 05/15/12                                                                19,995           24,941                 24,941
GNSF 15% 12/15/11                                                                13,525           16,770                 16,770
GNSF 15% 02/15/12                                                                 8,610           10,739                 10,739
GNSF 15% 09/15/11                                                                12,003           14,882                 14,882
GNSF 14% 06/15/11                                                                25,726           31,353                 31,353
GNSF 15% 09/15/11                                                                 6,179            7,661                  7,661
GNSF 13.5% 08/15/11                                                              10,048           12,148                 12,148
GNSF 15% 06/15/12                                                                16,463           20,536                 20,536
GNSF 15% 08/15/12                                                                 2,051            2,539                  2,539
GNSF 15% 05/15/12                                                                 6,450            8,045                  8,045
GNSF 15% 09/15/11                                                                26,218           32,508                 32,508
GNSF 15% 07/15/11                                                                22,301           27,651                 27,651
GNSF 15% 05/15/12                                                                 4,862            6,064                  6,064
GNSF 14% 07/15/11                                                                13,901           15,741                 15,741
GNSF 15% 02/15/12                                                                17,653           21,832                 21,832
GNSF 15% 08/15/12                                                                 7,445            9,286                  9,286
GNSF 15% 01/15/12                                                                10,238           12,771                 12,771

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 03/15/12                                                                 2,370    $       2,956         $        2,956
GNSF 15% 04/15/12                                                                 5,435            6,779                  6,779
GNSF 15% 08/15/12                                                                 1,511            1,885                  1,885
GNSF 15% 08/15/12                                                                10,537           13,143                 13,143
GNSF 15% 05/15/12                                                                10,748           13,407                 13,407
GNSF 15% 06/15/12                                                                   191              239                    239
GNSF 15% 05/15/12                                                                10,916           13,616                 13,616
GNSF 15% 02/15/12                                                                19,442           24,251                 24,251
GNSF 15% 06/15/12                                                                 3,629            4,527                  4,527
GNSF 15% 07/15/12                                                                19,621           24,475                 24,475
GNSF 15% 08/15/12                                                                12,067           15,052                 15,052
GNSF 15% 05/15/12                                                                 5,945            7,416                  7,416
GNSF 15% 08/15/12                                                                 6,493            7,534                  7,534
GNSF 15% 11/15/11                                                                   252              295                    295
GNSF 14% 02/15/12                                                                 3,714            4,552                  4,552
GNSF 15% 02/15/12                                                                 7,174            8,949                  8,949
GNSF 15% 05/15/12                                                                 6,965            8,688                  8,688
GNSF 15% 04/15/12                                                                12,179           15,191                 15,191
GNSF 17% 11/15/11                                                                18,548           23,328                 23,328
GNSF 15% 09/15/12                                                                 7,488            9,340                  9,340
GNSF 13.5% 10/15/12                                                               2,668            3,243                  3,243
GNSF 16% 12/15/11                                                                 1,042            1,309                  1,309
GNSF 15% 05/15/12                                                                12,154           15,160                 15,160
GNSF 15% 06/15/12                                                                11,151           13,910                 13,910
GNSF 17% 11/15/11                                                                59,346           75,544                 75,544
GNSF 15% 11/15/11                                                                   813            1,008                  1,008
GNSF 15% 09/15/11                                                                 9,463           11,732                 11,732
GNSF 15% 08/15/12                                                                13,925           17,370                 17,370
GNSF 15% 08/15/12                                                                11,312           14,110                 14,110
GNSF 15% 02/15/12                                                                 6,748            8,418                  8,418
GNSF 15% 05/15/12                                                                   166              208                    208

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 08/15/12                                                                13,271    $      16,553         $       16,553
GNSF 15% 06/15/12                                                                11,382           14,198                 14,198
GNSF 15% 03/15/12                                                                 4,012            5,005                  5,005
GNSF 15% 02/15/12                                                                 3,971            4,807                  4,807
GNSF 15% 03/15/12                                                                 5,415            6,533                  6,533
GNSF 15% 06/15/12                                                                17,331           21,618                 21,618
GNSF 15% 09/15/12                                                                 1,609            1,930                  1,930
GNSF 15% 02/15/12                                                                 3,001            3,743                  3,743
GNSF 15% 06/15/12                                                                 2,385            2,975                  2,975
GNSF 15% 06/15/12                                                                 7,169            8,942                  8,942
GNSF 15% 08/15/12                                                                 1,767            2,205                  2,205
GNSF 15% 08/15/12                                                                13,149           16,402                 16,402
GNSF 14% 10/15/12                                                                 8,266           10,130                 10,130
GNSF 15% 02/15/12                                                                19,232           23,990                 23,990
GNSF 15% 01/15/12                                                                   898            1,120                  1,120
GNSF 15%  07/15/12                                                               26,615           33,199                 33,199
GNSF 15% 02/15/12                                                                 1,835            2,108                  2,108
GNSF 15% 12/15/12                                                                21,663           27,021                 27,021
GNSF 13% 11/15/12                                                                 2,075            2,498                  2,498
GNSF 15% 03/15/12                                                                 2,214            2,761                  2,761
GNSF 15% 09/15/12                                                                13,963           17,417                 17,417
GNSF 15% 08/15/12                                                                20,032           24,987                 24,987
GNSF 15% 07/15/12                                                                 2,364            2,749                  2,749
GNSF 11.5% 02/15/13                                                              34,791           40,998                 40,998
GNSF 15% 07/15/12                                                                20,008           24,957                 24,957
GNSF 15% 05/15/12                                                                10,970           13,684                 13,684
GNSF 15% 06/15/12                                                                20,438           25,494                 25,494
GNSF 15% 04/15/12                                                                12,381           15,443                 15,443
GNSF 14% 05/15/12                                                                 5,106            6,258                  6,258
GNSF 15% 04/15/12                                                                11,795           14,712                 14,712
GNSF 15% 05/15/12                                                                 7,666            9,563                  9,563

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 06/15/12                                                                 9,421    $      11,751         $       11,751
GNSF 15% 07/15/12                                                                 2,084            2,540                  2,540
GNSF 15% 07/15/12                                                                 4,164            5,194                  5,194
GNSF 15% 03/15/12                                                                 3,461            4,317                  4,317
GNSF 15% 07/15/12                                                                 9,229           11,512                 11,512
GNSF 15% 07/15/12                                                                 9,158           11,423                 11,423
GNSF 15% 05/15/12                                                                11,307           14,104                 14,104
GNSF 13.5% 12/15/12                                                               2,204            2,680                  2,680
GNSF 13% 12/15/12                                                                 8,577           10,326                 10,326
GNSF 15% 09/15/12                                                                 9,863           12,303                 12,303
GNSF 15% 09/15/12                                                                10,412           12,987                 12,987
GNSF 15% 08/15/12                                                                 5,000            6,237                  6,237
GNSF 15% 08/15/12                                                                13,755           17,157                 17,157
GNSF 15% 07/15/12                                                                 6,847            8,541                  8,541
GNSF 15% 06/15/12                                                                10,763           13,426                 13,426
GNSF 15% 07/15/12                                                                20,029           24,983                 24,983
GNSF 15% 07/15/12                                                                 6,774            8,450                  8,450
GNSF 15% 05/15/12                                                                 4,387            5,472                  5,472
GNSF 15% 05/15/12                                                                11,689           14,580                 14,580
GNSF 15% 08/15/12                                                                 4,434            5,530                  5,530
GNSF 13.5% 10/15/12                                                              20,031           24,351                 24,351
GNSF 15% 09/15/12                                                                 6,853            8,549                  8,549
GNSF 15% 08/15/12                                                                 8,686           10,835                 10,835
GNSF 15% 06/15/12                                                                 1,630            2,033                  2,033
GNSF 15% 07/15/12                                                                 4,342            5,416                  5,416
GNSF 15% 06/15/12                                                                 8,237           10,274                 10,274
GNSF 15% 08/15/12                                                                35,634           44,449                 44,449
GNSF 15% 08/15/12                                                                 6,823            8,510                  8,510
GNSF 15% 09/15/12                                                                16,463           20,536                 20,536
GNSF 15% 10/15/12                                                                10,060           12,549                 12,549
GNSF 13.5% 11/15/12                                                               1,618            1,967                  1,967

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 15% 09/15/12                                                                 9,819    $      11,954         $       11,954
GNSF 12% 01/15/13                                                                   411              488                    488
GNSF 15% 08/15/12                                                                10,204           12,729                 12,729
GNSF 15% 07/15/12                                                                 8,120           10,129                 10,129
GNSF 14.5% 09/15/12                                                               6,750            8,344                  8,344
GNSF 15% 08/15/12                                                                14,625           18,243                 18,243
GNSF 13% 10/15/12                                                                 3,738            4,500                  4,500
GNSF 15% 06/15/12                                                                 6,337            7,904                  7,904
GNSF 15% 09/15/12                                                                17,413           21,721                 21,721
GNSF 15% 09/15/12                                                                 6,266            7,817                  7,817
GNSF 15% 08/15/12                                                                12,656           15,786                 15,786
GNSF 15% 09/15/12                                                                 5,930            7,397                  7,397
GNSF 15% 11/15/12                                                                31,688           39,526                 39,526
GNSF 12% 01/15/13                                                                 1,944            2,310                  2,310
GNSF 15% 08/15/12                                                                11,245           14,027                 14,027
GNSF 15% 08/15/12                                                                 7,158            8,929                  8,929
GNSF 15% 08/15/12                                                                12,356           15,412                 15,412
GNSF 14% 07/15/12                                                                 4,659            5,182                  5,182
GNSF 15% 09/15/12                                                                13,526           16,872                 16,872
GNSF 15% 09/15/12                                                                29,445           36,729                 36,729
GNMA #450934 6.5% 07/15/28               356,067          $    373,945                                                  373,945
GNMA #464628 6.5% 03/15/29               991,406             1,040,970                                                1,040,970
GNSF 13.5% 11/15/12                                                               5,273            6,411                  6,411
GNSF 15% 11/15/12                                                                 1,366            1,704                  1,704
GNSF 14% 09/15/12                                                                37,916           46,470                 46,470
GNSF 13.5% 10/15/12                                                              28,591           34,757                 34,757
GNSF 15% 09/15/12                                                                 9,057           11,297                 11,297
GNSF 15% 09/15/12                                                                55,028           68,640                 68,640
GNSF 12% 08/15/12                                                                31,125           36,841                 36,841
GNSF 15% 08/15/12                                                                12,555           15,661                 15,661
GNSF 14.5% 10/15/12                                                               3,964            4,900                  4,900

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12% 12/15/12                                                                 5,835    $       6,906         $        6,906
GNSF 13.5% 10/15/12                                                               3,334            4,053                  4,053
GNSF 13% 11/15/12                                                                 9,237           11,119                 11,119
GNSF 15% 09/15/12                                                                11,759           13,711                 13,711
GNSF 15% 10/15/12                                                                 3,682            4,593                  4,593
GNSF 15% 08/15/12                                                                 4,298            5,328                  5,328
GNSF 15% 09/15/12                                                                12,652           15,782                 15,782
GNSF 14% 09/15/12                                                                33,655           41,248                 41,248
GNSF 12% 11/15/12                                                                14,781           17,496                 17,496
GNSF 15% 09/15/12                                                                 4,860            6,062                  6,062
GNSF 13.5% 10/15/12                                                              17,594           21,388                 21,388
GNSF 12% 02/15/13                                                                 3,048            3,621                  3,621
GNSF 12% 01/15/13                                                                 6,916            8,216                  8,216
GNSF 11.5% 04/15/13                                                               3,132            3,691                  3,691
GNSF 12% 12/15/12                                                                 7,280            8,617                  8,617
GNSF 12% 12/15/12                                                                   253              299                    299
GNSF 13% 11/15/12                                                                 8,642           10,403                 10,403
GNSF 12% 12/15/12                                                                 2,628            3,110                  3,110
GNSF 15% 08/15/12                                                                 5,947            7,418                  7,418
GNSF 12% 12/15/12                                                                   150              169                    169
GNSF 13% 11/15/12                                                                 1,346            1,620                  1,620
GNSF 13% 10/15/12                                                                 1,514            1,805                  1,805
GNSF 12% 12/15/12                                                                    88              104                    104
GNSF 13.5% 11/15/12                                                              17,374           21,121                 21,121
GNSF 12% 12/15/12                                                                   917            1,085                  1,085
GNSF 12% 12/15/12                                                                10,275           12,162                 12,162
GNSF 15% 12/15/12                                                                 4,463            5,566                  5,566
GNSF 12% 11/15/12                                                                10,788           12,770                 12,770
GNSF 14% 10/15/12                                                                 7,740            9,486                  9,486
GNSF 13.5% 11/15/12                                                              16,130           19,609                 19,609
GNSF 15% 01/15/13                                                                25,107           31,470                 31,470

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12% 12/15/12                                                                12,134    $      14,362         $       14,362
GNSF 13% 12/15/12                                                                   301              334                    334
GNSF 12% 02/15/13                                                                13,962           16,587                 16,587
GNSF 12% 11/15/12                                                                 3,462            4,098                  4,098
GNSF 13.5% 11/15/12                                                               7,868            9,565                  9,565
GNSF 15% 11/15/12                                                                12,162           15,171                 15,171
GNSF 13.5% 10/15/12                                                               1,317            1,602                  1,602
GNSF 13.5% 11/15/12                                                               5,659            6,879                  6,879
GNSF 11.5% 02/15/13                                                               3,045            3,588                  3,588
GNSF 11.5% 03/15/13                                                               6,245            7,360                  7,360
GNSF 12% 12/15/12                                                                 3,901            4,618                  4,618
GNSF 11.5% 02/15/13                                                               2,939            3,463                  3,463
GNSF 11.5% 02/15/13                                                              4,899             5,773                  5,773
GNSF 12% 12/15/12                                                                 1,784            2,111                  2,111
GNSF 14% 10/15/12                                                                 7,381            9,047                  9,047
GNSF 13.5% 12/15/12                                                               3,466            4,214                  4,214
GNSF 11.5% 02/15/13                                                              24,217           28,538                 28,538
GNSF 12% 03/15/13                                                                 2,611            3,102                  3,102
GNSF 12% 02/15/13                                                                 1,896            2,252                  2,252
GNSF 12.5% 03/15/13                                                              26,071           31,248                 31,248
GNSF 11.5% 03/15/13                                                               9,336           11,001                 11,001
GNSF 11.5% 04/15/13                                                               3,884            4,535                  4,535
GNSF 12% 08/15/13                                                                 4,402            5,230                  5,230
GNSF 11.5% 05/15/13                                                               2,618            3,085                  3,085
GNSF 11.5% 08/15/13                                                              12,195           14,371                 14,371
GNSF 12.5% 01/15/14                                                              11,229           13,502                 13,502
GNSF 11.5% 04/15/13                                                               4,093            4,773                  4,773
GNSF 11.5% 08/15/13                                                                 646              762                    762
GNSF 11.5% 08/15/13                                                               4,463            5,259                  5,259
GNSF 12% 01/15/14                                                                 2,037            2,428                  2,428
GNSF 12.5% 10/15/13                                                              14,681           17,596                 17,596

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA #466002 6.5% 07/15/28               353,134          $    370,865                                           $      370,865
GNMA #468370 6.5% 07/15/29               469,567               493,043                                                  493,043
GNMA #469795 7% 12/15/28                 690,879               729,207                                                  729,207
GNMA #472946 6.5% 05/15/29             1,091,121             1,145,671                                                1,145,671
GNMA #478123 6.5% 05/15/28             1,577,392             1,656,595                                                1,656,595
GNSF 7.5% 12/15/29                                                              338,567    $     360,294                360,294
GNMA #480411 6.5% 07/15/28               322,943               339,158                                                  339,158
GNMA #480412 6.5% 07/15/28               215,106               225,907                                                  225,907
GNMA #480525 7% 06/15/29                 739,648               780,083                                                  780,083
GNSF 7% 10/15/28                                                                682,607          720,477                720,477
GNSF 12% 09/15/13                                                                 4,950            5,881                  5,881
GNSF 11.5% 05/15/13                                                               6,789            7,943                  7,943
GNSF 12% 08/15/13                                                                   659              783                    783
GNSF 12% 06/15/14                                                                30,274           36,076                 36,076
GNSF 11.5% 06/15/13                                                               4,115            4,849                  4,849
GNSF 12% 03/15/14                                                                 2,514            2,995                  2,995
GNSF 11.5% 08/15/13                                                               8,986           10,590                 10,590
GNSF 13% 09/15/13                                                                 2,444            2,954                  2,954
GNSF 12% 09/15/13                                                                 4,401            5,228                  5,228
GNSF 12.5% 10/15/13                                                               4,930            5,909                  5,909
GNSF 11.5% 06/15/13                                                               4,051            4,774                  4,774
GNSF 11.5% 05/15/13                                                                 507              598                    598
GNSF 12.5% 06/15/14                                                               4,290            5,158                  5,158
GNSF 13% 10/15/13                                                                12,759           15,422                 15,422
GNSF 11.5% 06/15/13                                                               5,043            5,942                  5,942
GNSF 12% 08/15/13                                                                17,854           21,210                 21,210
GNSF 12.5% 05/15/14                                                               5,052            6,075                  6,075
GNSF 12.5% 11/15/13                                                               4,369            5,236                  5,236
GNSF 11.5% 05/15/13                                                               1,952            2,300                  2,300
GNSF 7% 08/15/28                                                                642,459          678,101                678,101
GNSF 6.5% 03/15/29                                                            1,032,858        1,084,495              1,084,495

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA #494875 7.5% 08/15/29               326,569          $    347,527                                           $      347,527
GNMA #495838 7% 01/15/29                 687,915               725,523                                                  725,523
GNMA #501561 6.5% 03/15/29               610,524               641,047                                                  641,047
GNSF 7% 03/15/29                                                                271,378    $     286,213                286,213
GNMA #505842 7.5% 09/15/29               394,346               419,652                                                  419,652
GNMA #506302 6.5% 07/15/29               914,645               960,372                                                  960,372
GNMA #508482 6.5% 05/15/31             2,635,542             2,764,303                                                2,764,303
GNMA #509336 6.5% 06/15/29             2,336,483             2,453,294                                                2,453,294
GNMA #510422 7.5% 09/15/29               559,258               595,147                                                  595,147
GNMA #514262 6.5% 07/15/29               752,149               789,753                                                  789,753
GNMA #514453 8% 09/15/29               1,515,611             1,639,779                                                1,639,779
GNMA #518121 7% 09/15/29                 729,839               769,739                                                  769,739
GNMA #521644 7.5% 12/15/29             2,572,935             2,738,050                                                2,738,050
GNMA #524751 8% 04/15/30                 529,604               572,693                                                  572,693
GNMA #90069 9% 05/15/09                   17,774                19,395                                                   19,395
GNMA #90250 9% 05/15/09                   16,366                17,858                                                   17,858
GNMA #90332 9% 05/15/09                   21,222                23,157                                                   23,157
GNMA #90337 9% 06/15/09                   14,133                15,421                                                   15,421
GNMA #90626 9% 05/15/09                   10,766                11,748                                                   11,748
GNMA #90923 9% 05/15/09                   32,508                35,473                                                   35,473
GNGP 12.5% 06/15/10                                                                 689              808                    808
GNGP 12.5% 06/15/10                                                              17,758           20,833                 20,833
GNMA #538300 6.5% 01/15/32             1,900,673             1,993,325                                                1,993,325
GNGP 13% 12/15/10                                                                17,819           21,068                 21,068
GNGP 13% 11/15/10                                                                15,564           18,403                 18,403
GNGP 15% 02/15/12                                                                36,889           45,631                 45,631
GNGP 15% 04/15/12                                                                34,909           43,225                 43,225
GNGP 15% 08/15/12                                                                 9,152           11,353                 11,353
GNGP 15% 09/15/12                                                                 5,234            6,496                  6,496
GNMA #557521 6.5% 07/15/31             2,798,073             2,934,774                                                2,934,774
GNSF 6.5% 09/15/31                     1,664,808             1,746,143        2,774,681        2,910,239              4,656,382

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA #563233 7% 07/15/31               1,337,849        $    1,410,106                                           $    1,410,106
GNMA #564701 6.5% 07/15/31             3,805,386             3,991,300                                                3,991,300
GNSF 13% 10/15/14                                                                 8,388    $      10,173                 10,173
GNSF 13.5% 10/15/14                                                               2,186            2,678                  2,678
GNSF 14% 11/15/14                                                                35,642           44,040                 44,040
GNSF 12.5% 04/15/15                                                               5,969            7,197                  7,197
GNSF 12.5% 03/15/15                                                               3,398            4,097                  4,097
GNSF 12% 05/15/15                                                                15,376           18,370                 18,370
GNSF 12% 02/15/15                                                                 3,564            4,257                  4,257
GNSF 12.5% 12/15/14                                                               1,659            1,912                  1,912
GNSF 12.5% 12/15/14                                                               5,359            6,444                  6,444
GNSF 12.5% 12/15/14                                                              20,920           25,155                 25,155
GNSF 12.5% 12/15/14                                                               1,865            2,243                  2,243
GNSF 12.5% 03/15/15                                                               4,229            5,098                  5,098
GNSF 12.5% 01/15/15                                                              17,320           20,882                 20,882
GNSF 12% 02/15/15                                                                 2,796            3,341                  3,341
G2SF 13% 12/20/14                                                                50,161           60,548                 60,548
GNSF 12.5% 01/15/15                                                              13,403           16,159                 16,159
GNSF 12% 12/15/14                                                                 1,931            2,239                  2,239
GNSF 12% 04/15/15                                                                 8,186            9,780                  9,780
GNSF 12.5% 02/15/15                                                              39,378           47,477                 47,477
GNSF 12.5% 02/15/15                                                              12,846           15,488                 15,488
GNSF 12.5% 12/15/14                                                              23,685           28,480                 28,480
GNSF 12% 02/15/15                                                                 1,542            1,842                  1,842
GNSF 12% 04/15/15                                                                 4,815            5,753                  5,753
GNSF 12% 05/15/15                                                                 1,211            1,446                  1,446
GNSF 12.5% 12/15/14                                                               3,756            4,517                  4,517
GNSF 12.50% 01/15/15                                                             23,448           28,270                 28,270
GNSF 12% 05/15/15                                                                 7,020            8,386                  8,386
GNSF 12% 04/15/15                                                                 5,630            6,727                  6,727
GNSF 11.5% 05/15/15                                                               1,054            1,248                  1,248

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12.5% 02/15/15                                                               4,189    $       5,051         $        5,051
GNSF 13.5% 02/15/15                                                               7,368            9,054                  9,054
GNSF 12% 05/15/15                                                                 3,725            4,451                  4,451
GNSF 12% 05/15/15                                                                 4,962            5,928                  5,928
GNSF 12% 07/15/15                                                                 3,964            4,735                  4,735
GNSF 12% 07/15/15                                                                14,929           17,836                 17,836
GNSF 12% 02/15/15                                                                 8,989           10,740                 10,740
GNSF 12% 05/15/15                                                                 5,195            6,207                  6,207
GNSF 12% 02/15/15                                                                10,819           12,926                 12,926
GNSF 12.5% 02/15/15                                                               3,906            4,709                  4,709
GNSF 12% 05/15/15                                                                 6,381            7,624                  7,624
GNSF 12% 05/15/15                                                                 2,061            2,462                  2,462
GNSF 12% 06/15/15                                                                11,718           14,000                 14,000
GNSF 12% 04/15/15                                                                 5,336            6,375                  6,375
GNSF 12% 06/15/15                                                                 4,912            5,869                  5,869
GNSF 12.5% 03/15/15                                                               8,336           10,050                 10,050
GNSF 12.5% 04/15/15                                                               5,168            6,231                  6,231
GNMA 12.0% 3/15/15                                                                8,849           10,572                 10,572
GNSF 12% 03/15/15                                                                11,036           13,185                 13,185
GNSF 12.5% 04/15/15                                                              19,832           23,911                 23,911
GNSF 12% 04/15/15                                                                 9,355           11,176                 11,176
GNSF 12% 05/15/15                                                                 9,439           11,277                 11,277
GNSF 12% 03/15/15                                                                 1,708            2,041                  2,041
GNSF 12% 03/15/15                                                                11,371           13,585                 13,585
GNSF 12.5% 07/15/15                                                               2,287            2,757                  2,757
GNSF 12.50% 05/15/15                                                              5,201            6,271                  6,271
GNSF 12.5% 04/15/15                                                               3,205            3,864                  3,864
GNSF 12% 03/15/15                                                                18,369           21,945                 21,945
GNSF 12.00% 05/15/15                                                              8,459           10,107                 10,107
GNSF 12.00% 04/15/15                                                             21,893           26,156                 26,156
GNSF 12.00% 06/15/15                                                              8,403           10,040                 10,040

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12.5% 12/15/13                                                                 485    $         581         $          581
GNSF 12% 08/15/13                                                                   951            1,099                  1,099
GNSF 12% 08/15/13                                                                 2,502            2,973                  2,973
GNSF 12.5% 10/15/13                                                               4,849            5,812                  5,812
GNSF 12.5% 10/15/13                                                               2,125            2,546                  2,546
GNSF 13% 10/15/13                                                                 2,174            2,628                  2,628
GNSF 12.5% 12/15/13                                                               2,562            3,071                  3,071
GNSF 13% 10/15/13                                                                 7,459            9,015                  9,015
GNSF 13% 10/15/13                                                                16,148           19,518                 19,518
GNSF 12.5% 10/15/13                                                              28,341           32,925                 32,925
GNSF 13% 09/15/13                                                                51,410           62,139                 62,139
GNSF 12% 02/15/14                                                                   807              962                    962
GNSF 12.5% 10/15/13                                                                 867            1,039                  1,039
GNSF 13% 10/15/13                                                                13,721           16,584                 16,584
GNSF 12.5% 11/15/13                                                               1,329            1,593                  1,593
GNSF 12% 09/15/13                                                                12,965           15,402                 15,402
GNSF 12.50% 11/15/13                                                              1,086            1,302                  1,302
GNSF 13.00% 09/15/13                                                              2,950            3,566                  3,566
GNSF 12.50% 10/15/13                                                             11,433           13,703                 13,703
GNSF 12.50% 06/15/14                                                                998            1,200                  1,200
GNSF 13.00% 09/15/13                                                              9,402           11,364                 11,364
GNSF 12.50% 10/15/13                                                              5,793            6,943                  6,943
GNSF 12.00% 01/15/14                                                              7,428            8,851                  8,851
GNSF 12.00% 03/15/14                                                                206              245                    245
GNSF 14.00% 07/15/14                                                             15,448           19,087                 19,087
GNSF 13.50% 08/15/14                                                              3,976            4,871                  4,871
GNSF 12.50% 06/15/14                                                              4,047            4,867                  4,867
GNSF 12.50% 03/15/14                                                              8,344           10,033                 10,033
GNSF 12.50% 11/15/13                                                              5,993            7,182                  7,182
GNSF  12.50% 12/15/13                                                             1,587            1,903                  1,903
GNSF 12.00% 01/15/14                                                              1,451            1,729                  1,729

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12.50% 11/15/13                                                              9,712    $      11,641         $       11,641
GNSF 12.00% 02/15/14                                                             23,860           28,432                 28,432
GNSF 13.00% 08/15/14                                                              3,393            4,115                  4,115
GNSF 12.5% 12/15/13                                                              24,934           29,885                 29,885
GNSF 12.5% 11/15/13                                                                 923            1,106                  1,106
GNSF 12% 12/15/13                                                                   349              415                    415
GNSF 12.5% 11/15/13                                                               5,723            6,859                  6,859
GNSF 13.5% 08/15/14                                                               9,717           11,840                 11,840
GNSF 13.5% 09/15/14                                                               1,225            1,501                  1,501
GNSF 12.5% 01/15/14                                                              11,942           14,359                 14,359
GNSF 12.5% 05/15/14                                                               1,406            1,690                  1,690
GNSF 12.5% 11/15/13                                                                 251              277                    277
GNSF 13.5% 08/15/14                                                               5,475            6,635                  6,635
GNSF 12% 03/15/14                                                                 3,456            4,118                  4,118
GNSF 12% 05/15/14                                                                10,060           11,988                 11,988
GNSF 12% 05/15/14                                                                 1,755            2,091                  2,091
GNSF 13.5% 09/15/14                                                              31,017           38,002                 38,002
GNSF 12% 12/15/13                                                                 3,706            4,403                  4,403
GNSF 12% 03/15/14                                                                 6,401            7,628                  7,628
G2SF 12.5% 12/20/13                                                               5,590            6,668                  6,668
GNSF 12.5% 06/15/14                                                               5,545            6,668                  6,668
GNSF 12% 03/15/14                                                                 3,749            4,467                  4,467
GNSF 12% 02/15/14                                                                 6,475            7,716                  7,716
GNSF 13% 06/15/14                                                                 4,823            5,849                  5,849
GNSF 13% 07/15/14                                                                 2,041            2,476                  2,476
GNSF 12% 11/15/13                                                                 5,374            6,384                  6,384
GNSF 12.5% 10/15/14                                                                 517              622                    622
GNSF 12.5% 05/15/14                                                               7,274            8,746                  8,746
GNSF 12.5% 06/15/14                                                                 651              783                    783
GNSF 13.5% 07/15/14                                                                 517              634                    634
GNSF 12.5% 04/15/14                                                                 374              450                    450

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 13.5% 08/15/14                                                              14,963    $      18,333         $       18,333
GNSF 12.5% 05/15/14                                                              25,826           31,053                 31,053
GNSF 12.5% 06/15/14                                                               1,871            2,250                  2,250
GNSF 13.5% 07/15/14                                                                 331              406                    406
GNSF 12.5% 06/15/14                                                               8,353           10,044                 10,044
GNSF 12.5% 06/15/14                                                              29,435           35,393                 35,393
GNSF 12.5% 02/15/15                                                               2,695            3,249                  3,249
GNSF 12% 04/15/14                                                                   985            1,174                  1,174
GNSF 12.5% 05/15/14                                                               3,553            4,273                  4,273
GNSF 12.5% 05/15/14                                                               3,830            4,437                  4,437
GNSF 12.5% 06/15/14                                                              15,710           18,890                 18,890
GNSF 12% 05/15/14                                                                 2,617            3,118                  3,118
GNSF 12.5% 03/15/14                                                              34,442           41,415                 41,415
GNSF 12% 06/15/14                                                                   526              627                    627
GNSF 12.5% 02/15/15                                                              19,442           23,441                 23,441
GNSF 12% 04/15/14                                                                   968            1,153                  1,153
GNSF 13.5% 07/15/14                                                                 842              987                    987
GNSF 12.5% 05/15/14                                                               3,315            3,987                  3,987
GNSF 13.5% 07/15/14                                                               8,080            9,815                  9,815
GNSF 12.5% 11/15/13                                                               1,944            2,330                  2,330
GNSF 12.5% 04/15/14                                                              69,152           83,151                 83,151
GNSF 13.5% 08/15/14                                                               8,673           10,626                 10,626
GNSF 12% 01/15/15                                                                14,453           17,267                 17,267
GNBD 13% 09/15/14                                                                26,818           32,290                 32,290
GNSF 12.5% 05/15/14                                                               5,428            6,527                  6,527
G2SF 13.5% 11/20/14                                                              11,398           13,900                 13,900
GNSF 12.5% 06/15/14                                                               1,447            1,739                  1,739
GNSF 13% 06/15/14                                                                 2,787            3,380                  3,380
G2SF 12.5% 06/20/14                                                              25,325           30,307                 30,307
GNSF 13.5% 07/15/14                                                               8,100            9,925                  9,925
GNSF 12.5% 07/15/14                                                              15,505           18,644                 18,644

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 13.5% 11/15/14                                                               8,683    $      10,638         $       10,638
GNSF 12.5% 07/15/14                                                               4,264            5,127                  5,127
GNSF 12.5% 06/15/14                                                               2,989            3,594                  3,594
GNSF 13.5% 08/15/14                                                               5,124            6,278                  6,278
GNSF 12.5% 01/15/15                                                              23,085           27,833                 27,833
GNSF 12% 03/15/14                                                                 7,036            8,384                  8,384
GNSF 14% 09/15/14                                                                 9,640           11,912                 11,912
GNSF 12.5% 07/15/14                                                               3,498            4,206                  4,206
GNSF 13.5% 10/15/14                                                              13,070           15,863                 15,863
GNSF 13.5% 08/15/14                                                               3,834            4,697                  4,697
GNSF 13.5% 08/15/14                                                              13,718           16,808                 16,808
GNSF 13.5% 09/15/14                                                               9,549           11,700                 11,700
GNSF 13.5% 09/15/14                                                              18,561           22,741                 22,741
GNSF 14% 10/15/14                                                                24,991           30,879                 30,879
GNSF 12.5% 08/15/14                                                               8,802           10,584                 10,584
GNSF 12.5% 10/15/14                                                               2,714            3,264                  3,264
GNSF 14% 10/15/14                                                                14,446           17,850                 17,850
GNSF 13.5% 08/15/14                                                              47,188           57,814                 57,814
GNSF 13.5% 08/15/14                                                               4,308            5,278                  5,278
GNSF 08/15/14  14.50%                                                             2,378            2,828                  2,828
GNSF 13.5% 09/15/14                                                               5,221            6,397                  6,397
GNSF 13.5% 08/15/14                                                               4,885            5,985                  5,985
GNSF 13.5% 11/15/14                                                               7,963            9,756                  9,756
GNSF 13.00% 11/15/14                                                                793              962                    962
GNSF 12.5% 07/15/14                                                               4,517            5,431                  5,431
GNSF 14% 08/15/14                                                                 1,568            1,642                  1,642
GNSF 13.5% 09/15/14                                                              19,212           23,538                 23,538
GNSF 13.5% 07/15/14                                                               1,265            1,550                  1,550
GNSF 13.5% 08/15/14                                                               5,619            6,885                  6,885
G2SF 12.5% 07/20/14                                                               2,891            3,460                  3,460
GNSF 14% 08/15/14                                                                28,245           34,901                 34,901

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 13.0% 08/15/14                                                              66,164    $      79,664         $       79,664
GNSF 12.5% 05/15/14                                                              27,259           32,777                 32,777
GNSF 13% 08/15/14                                                                 5,150            6,246                  6,246
GNSF 12% 05/15/14                                                                22,845           27,223                 27,223
GNSF 13.5% 10/15/14                                                               4,677            5,730                  5,730
GNSF 13.5% 10/15/14                                                              33,124           40,583                 40,583
GNSF 12.50% 08/15/14                                                                648              682                    682
GNSF 13.5% 09/15/14                                                               7,051            8,639                  8,639
GNSF 13.5% 09/15/14                                                               1,332            1,515                  1,515
GNSF 12% 09/15/14                                                                 7,149            8,520                  8,520
GNSF 13.5% 08/15/14                                                                 690              845                    845
GNSF 13.5% 09/15/14                                                              19,354           23,712                 23,712
G2SF 12.5% 09/20/14                                                               5,641            6,750                  6,750
GNSF 14% 11/15/14                                                                12,569           15,450                 15,450
GNSF 13.5% 8/15/14                                                               12,554           15,382                 15,382
GNSF 12.5% 01/15/15                                                              28,681           34,580                 34,580
GNSF 13.5% 08/15/14                                                               2,885            3,399                  3,399
GNSF 13.5% 09/15/14                                                               1,822            2,232                  2,232
GNSF 13.5% 09/15/14                                                               2,572            3,151                  3,151
GNSF 13% 11/15/14                                                                22,804           27,656                 27,656
GNSF 14% 10/15/14                                                                48,162           59,510                 59,510
GNSF 14% 02/15/15                                                                21,275           26,368                 26,368
GNSF 12% 02/15/15                                                                15,367           18,359                 18,359
GNSF 12% 03/15/15                                                                19,786           23,639                 23,639
GNSF 12% 04/15/15                                                                 7,414            8,857                  8,857
GNBD 13% 10/15/14                                                                46,256           55,694                 55,694
GNSF 11.5% 08/15/14                                                              57,789           68,298                 68,298
GNSF 12.5% 02/15/15                                                               2,610            3,146                  3,146
GNSF 12.5% 01/15/15                                                               3,977            4,795                  4,795
GNSF 13.5% 11/15/14                                                               3,659            4,483                  4,483
GNSF 12.5% 10/15/14                                                               1,365            1,641                  1,641

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 12% 01/15/16                                                                15,014    $      17,976         $       17,976
GNSF 9% 04/15/16                                                                  7,868            8,781                  8,781
GNSF 12.50% 6/15/15                                                               1,735            1,990                  1,990
GNSF 12.50% 05/15/15                                                              1,220            1,381                  1,381
GNSF 12.00% 04/15/15                                                              3,516            4,201                  4,201
GNSF 12.50% 05/15/15                                                              7,115            8,579                  8,579
GNSF 12.00% 05/15/15                                                              6,982            8,341                  8,341
GNSF 12.50% 06/15/15                                                              1,187            1,431                  1,431
GNSF 12.00% 06/15/15                                                              4,743            5,667                  5,667
GNSF 12.00% 08/15/15                                                             10,370           12,389                 12,389
GNSF 12.00% 08/15/15                                                              2,043            2,441                  2,441
GNSF 11.50% 08/15/15                                                             30,256           35,846                 35,846
GNSF 12.00% 07/15/15                                                             13,759           16,438                 16,438
GNSF 12.00% 06/15/15                                                              3,269            3,906                  3,906
GNSF 12.00% 07/15/15                                                             12,454           14,879                 14,879
GNSF 12% 06/15/15                                                                 5,909            7,060                  7,060
GNSF 12% 06/15/15                                                                   741              886                    886
GNSF 12% 05/15/15                                                                 4,765            5,693                  5,693
GNSF 12% 09/15/15                                                                40,224           48,056                 48,056
GNSF 12% 07/15/15                                                                 5,913            7,064                  7,064
GNSF 12% 06/15/15                                                                 4,530            5,412                  5,412
GNSF 13% 06/15/15                                                                25,261           30,722                 30,722
GNSF 12% 06/15/15                                                                42,544           50,828                 50,828
GNSF 12% 08/15/15                                                                 5,215            6,230                  6,230
GNSF 9% 07/15/16                                                                 12,734           14,211                 14,211
GNSF 12.5% 10/15/15                                                              15,088           18,191                 18,191
GNSF 11.5% 12/15/15                                                                 621              715                    715
GNSF 9% 01/15/17                                                                    578              646                    646
GNSF 9% 10/15/16                                                                  7,221            8,059                  8,059
GNMA 8.50% POOL# 183426                   23,511         $      26,000                                                   26,000
GNSF 8% 04/15/17                                                                 41,973           46,074                 46,074

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 8% 04/15/17                                                                  6,489            7,123               $  7,123
GNMA #162246 9% 06/15/16                   4,389                 4,898                                                    4,898
GNSF 9% 06/15/16                                                                  8,058            8,993                  8,993
G2SF 9% 07/20/16                                                                  2,427            2,700                  2,700
GNBD 8.25% 06/15/16                                                             120,965          132,525                132,525
GNSF 9% 10/15/16                                                                 21,630           24,139                 24,139
GNSF 8.75% 12/15/16                                                             101,302          112,574                112,574
GNMA #208540 8% 04/15/17                  14,661                16,093                                                   16,093
GNSF 9% 02/15/20                                                                 52,103           58,191                 58,191
GNMA #209632 9% 05/15/17                   9,317                10,404                                                   10,404
GNSF 8% 05/15/17                                                                 58,041           63,711                 63,711
GNMA #210565 8% 03/15/17                   1,431                 1,571                                                    1,571
GNMA #212306 8.5% 03/15/17                10,869                12,019                                                   12,019
GNMA #213458 8% 07/15/17                   3,075                 3,376                                                    3,376
GNSF 8% 05/15/17                                                                  3,429            3,764                  3,764
GNMA #199649 8% 05/15/17                   8,229                 9,033                                                    9,033
GNMA #200669 8.5% 01/15/17                26,422                29,218                                                   29,218
GNSF 9% 01/15/17                                                                  5,556            6,204                  6,204
GNMA #202671 8% 05/15/17                   6,022                 6,610                                                    6,610
GNMA #203154 8.5% 03/15/17                24,680                27,292                                                   27,292
GNSF 8% 04/15/17                                                                 11,264           12,365                 12,365
GNMA #206979 8.5% 02/15/17                 4,582                 5,067                                                    5,067
GNSF 13% 03/15/15                                                                26,422           32,134                 32,134
GNSF 9% 12/15/19                                                                  8,695            9,711                  9,711
GNMA #220950 9% 06/15/17                  97,090               108,423                                                  108,423
GNSF 9% 07/15/17                                                 9,251           10,330           10,330
GNSF 9% 01/15/20                                                 1,704            1,903            1,903
GNMA #228869 8.5% 04/15/17               332,614               367,816                                                  367,816
GNMA #231935 9% 08/15/17                  29,528                32,975                                                   32,975
GNSF 9% 02/15/20                                                                  1,485            1,658                  1,658
GNMA #266878 7.5% 07/15/23                61,269                65,589                                                   65,589

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNSF 13% 08/15/14                                                                18,458    $      22,385         $       22,385
GNSF 9% 11/15/19                                                                 10,298           11,502                 11,502
GNSF 9% 01/15/20                                                                  3,009            3,360                  3,360
GNMA #248132 8.5% 06/15/21                54,839          $     60,298                                                   60,298
GNJO 10.5% 11/15/03                                                                 966              984                    984
GNSF 9% 07/15/18                                                                    866              967                    967
GNSF 7% 10/15/22                                                                  1,645            1,747                  1,747
GNSF 9% 11/15/20                                                                 14,452           16,141                 16,141
GNMA #300698 9% 06/15/21                  52,040                58,090                                                   58,090
GNSF 9% 03/15/21                                                                  3,832            4,277                  4,277
GNMA #301286 8.5% 04/15/21                27,386                30,112                                                   30,112
GNJO 10.5% 09/15/04                                                               3,901            4,083                  4,083
GNSF 9% 02/15/20                                                                  3,201            3,575                  3,575
GNJO 10.5% 07/15/04                                                               3,031            3,173                  3,173
GNSF 13% 09/15/14                                                                46,407           56,282                 56,282
GNSF 9% 04/15/20                                                                  1,785            1,994                  1,994
GNSF 9.0% 11/15/19                                                               12,899           14,407                 14,407
GNSF 9% 03/15/20                                                                  1,604            1,791                  1,791
GNSF 11.5% 08/15/14                                                                 872            1,030                  1,030
GNMA #289354 9% 07/15/20                  31,328                34,988                                                   34,988
GNSF 9% 05/15/20                                                                  7,039            7,861                  7,861
G2GP 12.75% 09/20/13                                                             42,915           51,184                 51,184
G2GP 13% 10/20/13                                                                77,457           92,751                 92,751
G2GP 12.75% 12/20/14                                                             61,184           73,216                 73,216
GNGP 9.25% 06/15/16                                                               2,886            3,229                  3,229
GNGP 9.25% 05/15/16                                                               4,779            5,347                  5,347
GNGP 9.25% 08/15/16                                                               9,500           10,629                 10,629
GNGP 9.25% 12/15/16                                                               2,350            2,630                  2,630
GNGP 9.25% 06/15/17                                                              54,671           61,214                 61,214
GNGP 9.25% 10/15/16                                                               2,846            3,184                  3,184
GNGP 9.25% 09/15/17                                                              24,812           27,781                 27,781

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNGP 9.25% 07/15/17                                                              71,841    $      80,439         $       80,439
GNGP 9.25% 07/15/17                                                              45,051           50,443                 50,443
GNGP 9.25% 12/15/19                                                              15,507           17,381                 17,381
GNGP 9.25% 10/15/19                                                              28,387           31,817                 31,817
GNGP 9.25% 05/15/21                                                              23,281           26,108                 26,108
GNGP 9.25% 05/15/21                                                              12,631           14,165                 14,165
GNMA #302597 8.5% 05/15/21                   851          $        936                                                      936
GNMA #303772 8.5% 02/15/22                21,121                23,181                                                   23,181
GNMA #312919 8.5% 11/15/21                85,503                94,015                                                   94,015
GNSF 7.5% 12/15/22                                                               14,872           15,931                 15,931
GNMA #314292 8.5% 11/15/21                51,852                57,014                                                   57,014
GNSF 8% 12/15/21                                                                 77,215           84,659                 84,659
GNSF 8% 01/15/22                                                                  2,078            2,277                  2,277
GNSF 8% 10/15/21                                                                  6,377            6,992                  6,992
GNMA #316989 8.5% 12/15/21                50,176                55,171                                                   55,171
GNSF 7.5% 12/15/22                                                                9,609           10,294                 10,294
GNMA #320229 7.5% 12/15/22                67,637                72,455                                                   72,455
GNSF 7.5% 05/15/22                                                                5,479            5,869                  5,869
GNSF 8% 08/15/22                                                                  1,867            2,046                  2,046
GNMA #327085 7.5% 05/15/22                 6,665                 7,140                                                    7,140
GNSF 8% 08/15/22                                                                 79,263           86,863                 86,863
GNMA #329620 7.5% 04/15/23               693,021               741,890                                                  741,890
GNSF 7.5% 10/15/22                                                               11,453           12,268                 12,268
GNMA #333977 7.5% 09/15/22                 3,294                 3,529                                                    3,529
GNMA #334116 7.5% 10/15/22                75,687                81,078                                                   81,078
GNSF 7% 06/15/23                                                                 19,424           20,614                 20,614
GNSF 8% 05/15/23                                                                 13,224           14,485                 14,485
GNMA #338766 7.5% 06/15/23                84,503                90,462                                                   90,462
GNSF 7.5% 07/15/23                                                                7,325            7,841                  7,841
GNSF 7% 06/15/23                                                                  9,580           10,166                 10,166
GMNA #340307 7.5% 02/15/23                46,600                49,886                                                   49,886

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
GNMA #340419 8.5% 02/15/23               326,777          $    358,469                                           $      358,469
GNMA #340792 7.5% 05/15/23                 5,399                 5,780                                                    5,780
GNSF 7% 03/15/23                                                                 15,770    $      16,735                 16,735
GNMA #780807 7% 06/15/11                 635,709               682,406                                                  682,406
GNMA #780029 9% 11/15/24                 451,881               504,705                                                  504,705
GNMA #780048 8.5% 11/15/17                75,491                83,418                                                   83,418
GNSF 9.0% 12/15/22                                                               70,740           79,012                 79,012
GNSF 12.5% 12/15/13                                                              12,933           15,447                 15,447
GNSF 9.0% 12/15/19                                                                5,075            5,668                  5,668
GNSF 7.5% 08/15/25                     1,380,886             1,477,823        1,380,886        1,477,823              2,955,647
GNSF 9.0% 11/15/21                                                               10,822           12,087                 12,087
GNSF 7.0 12/15/23                                                                37,239           39,530                 39,530
GNSF 7.5% 12/15/23                                                               27,382           29,333                 29,333
GNMA #780618 8% 08/15/27                 335,030               363,534                                                  363,534
GNMA #780912 6.5% 11/15/28             4,712,739             4,951,672                                                4,951,672
GNMA #781136 7% 12/15/28               2,018,605             2,130,593                                                2,130,593
GNSF 7.0% 07/15/31                                                            3,841,388        4,050,116              4,050,116
GNSF 7.0% 07/15/31                                                            3,100,405        3,268,852              3,268,852
GNMA #781469 7% 04/15/3                5,724,061             6,035,016                                                6,035,016
RFMSI 92-S31 A5 7.5% 09/25/07            442,618               442,169                                                  442,169
SMAC2 B 4 9.0% 12/01/16                                                         939,789          970,012                970,012
SMART 92-2 I 8.25% 06/25/19                                                     503,304          553,185                553,185
VENDE 1999-3 D 6.5% 06/15/25           1,000,000             1,068,923                                                1,068,923
US T-NOTE WI 2% 5/15/06                5,000,000             5,064,065                                                5,064,065
US TREASURY NOTE                       5,000,000             5,083,205                                                5,083,205
                                                           165,847,121                        252,012,601           417,859,722
FNMA DISCOUNT NOTE                    30,000,000            29,983,567                                               29,983,567
FCAR OWNER TRUST CP 1.23%              5,000,000             4,996,948                                                4,996,948
FHLMC DISC NOTE (1.245%)               5,000,000             4,997,332                                                4,997,332
FREDDIE MAC 0%                         5,000,000             4,997,332                                                4,997,332

                                                  GNMA FUND                  U.S. GOVERNMENT INCOME FUND
                                                                                                                    COMBINED
SECURITY DESCRIPTION                    PAR                    MV                PAR            MV                  ACCOUNTS
FNMA 1.2% 6/11/03                                                             5,000,000    $   4,998,513         $    4,998,513
FNMA O.OO% 07/17/3                                                           10,000,000        9,986,126              9,986,126
FHLM 0.00% 6/12/03                                                            9,553,000        9,549,922              9,549,922
FHLM 0.00% 08/14/03                                                           5,000,000        4,988,745              4,988,745
                                                    $       44,975,179                        29,523,306             74,498,484
ARMADA GOVERNMENT MONEY MARKET        10,900,500            10,900,500       12,672,490       12,672,490             23,572,990
                                                            10,900,500                        12,672,490             23,572,990
TOTAL INVESTMENT
(COST $216,627 AND $289,524)               135.2%          221,722,800            135.1%     294,208,397            515,931,196
TOTAL OTHER ASSETS AND LIABILITIES         -35.2%          (57,752,806)           -35.1%     (76,460,476)          (134,213,282)
                                                    --------------------                  -----------------     ----------------
NET ASSETS                                 100.0%         163,969,993             100.0%     217,747,921            381,717,914
                                                    ====================                  =================     ================

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND

                          NOTES TO UNAUDITED PRO FORMA

                         COMBINING FINANCIAL STATEMENTS
                                  MAY 31, 2003

1. BASIS OF COMBINATION

Armada Funds ("Armada" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company. The Trust is organized as a Massachusetts business trust. As of May 31, 2003, the Trust offered for sale shares of 32 funds. The Pro Forma Combining Schedule of Investments and the Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of May 31, 2003 and the Pro Forma Combining Statement of Operations assumes the exchange occurred as of June 1, 2002. These statements have been derived from books and records utilized in calculating the net asset value of each fund at May 31, 2003 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Armada GNMA Fund in exchange for shares of the Armada U.S. Government Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Armada U.S. Government Income Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended December 31, 2003, the Armada U.S. Government Income Fund investment advisory fee was computed based on the annual rate of 0.55% of its average daily net assets.

2. SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). If there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and ask prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost. Assets may be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

3. CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the Armada U.S. Government Income Fund that would have been issued at May 31, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of shares assumed issued in the reorganization plus shares of the Armada U.S. Government Income Fund at May 31, 2003.

4. PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Armada GNMA Fund was included in the Armada U.S. Government Income Fund for the period June 1, 2002 to May 31, 2003. Investment advisory and administration fees in the pro forma combined column are calculated at the rates in effect for the Armada U.S. Government Income Fund based upon the combined net assets of the Armada GNMA Fund and Armada U.S. Government Income Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at May 31, 2003.

5. COSTS OF REORGANIZATION

Reorganization expenses incurred by the Armada Funds will be paid by National City Investment Management Company and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND
             PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2003
                                    UNAUDITED

                                                            U.S.                                            PRO FORMA
                                                         GOVERNMENT        GNMA           PRO FORMA          COMBINED
                                                        INCOME FUND        FUND          ADJUSTMENTS         (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
Investments:
   Investments, at cost                               $  289,523,627  $ 216,625,498   $           -       $  506,149,125
   Net unrealized appreciation                             4,684,770      5,097,302               -            9,782,072
                                                      --------------  -------------                       --------------
   Investments, at market value                          294,208,397    221,722,800               -          515,931,197
Cash                                                               -            299               -                  299
Receivables:
   Shares of beneficial interest sold                        347,428         82,401               -              429,829
   Investment securities sold                             51,682,575              -               -           51,682,575
   Interest                                                  822,239        642,698               -            1,464,937
Prepaid expenses and other assets                             13,479          9,943               -               23,422
                                                      --------------  -------------   -------------       --------------
   Total Assets                                          347,074,118    222,458,141               -          569,532,259
                                                      --------------  -------------   -------------       --------------

LIABILITIES:
Payables:
   Shares of beneficial interest redeemed                  1,183,088        842,956               -            2,026,044
   Investment securities purchased                       127,433,342     57,040,391               -          184,473,733
   Distributions payable                                     519,428        468,535               -              987,963
   Investment advisory fees payable                          103,448         76,640               -              180,088
   12b-1 fees payable                                         23,234         17,012               -               40,246
   Administration fees payable                                13,166          9,716               -               22,882
   Custody fees payable                                        3,073          5,522               -                8,595
Other expenses and liabilities                                47,418         27,376               -               74,794
                                                      --------------  -------------   -------------       --------------
   Total Liabilities                                     129,326,197     58,488,148               -          187,814,345
                                                      --------------  -------------   -------------       --------------

NET ASSETS                                            $  217,747,921  $ 163,969,993   $           -       $  381,717,914
                                                      ==============  =============   =============       ==============


NET ASSETS CONSIST OF:
Paid-in Capital                                       $  217,849,992  $ 159,847,789   $           -       $  377,697,781
Undistributed (distributions in excess of) net              (297,491)        73,930               -            (223,561)
investment income
Accumulated net realized loss on investments              (4,489,350)    (1,049,028)               -          (5,538,378)
Net unrealized appreciation on investments                 4,684,770      5,097,302               -            9,782,072
                                                      --------------  -------------   -------------       --------------

   Total Net Assets.                                  $  217,747,921  $ 163,969,993   $           -       $  381,717,914
                                                      ==============  =============   =============       ==============


CLASS I:
NET ASSETS                                            $  190,678,323                  $ 151,989,738 (a)   $  342,668,061
                                                      ==============                  =============       ==============
Shares of beneficial interest outstanding                 19,914,065                     15,865,069 (a)       35,779,134
                                                      ==============                  =============       ==============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding.      $         9.58                  $        9.58       $         9.58

NET ASSETS                                                            $ 151,989,738   $(151,989,738) (b)  $            -
                                                                      =============   =============       ==============
Shares of beneficial interest outstanding.                               14,628,235     (14,628,235) (b)               -
                                                                      =============   =============       ==============
NET ASSET VALUE, offering price and redemption                        $       10.39   $       10.39       $            -
   price per share of beneficial interest
   outstanding

CLASS A:
NET ASSETS                                            $   18,066,481                $     7,534,761 (a) $     25,601,242
                                                      ==============                  =============       ==============
Shares of beneficial interest outstanding                  1,887,024                        787,484 (a)        2,674,508
                                                      ==============                  =============       ==============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $         9.57                  $        9.57       $         9.57

NET ASSETS                                                            $   7,534,761   $  (7,534,761) (b)  $            -
                                                                      =============   =============       ==============
Shares of beneficial interest outstanding.                                  723,941        (723,941) (b)               -
                                                                      =============   =============       ==============
NET ASSET VALUE, offering price and redemption                        $       10.41   $       10.41       $            -
   price per share of beneficial interest
   outstanding

                                                            U.S.                                            PRO FORMA
                                                         GOVERNMENT        GNMA           PRO FORMA          COMBINED
                                                        INCOME FUND        FUND          ADJUSTMENTS         (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
CLASS B:
NET ASSETS                                            $    7,330,100                  $   1,877,997 (a)   $    9,208,097
                                                      ==============                  =============       ==============
Shares of beneficial interest outstanding                    767,780                        196,720 (a)          964,500
                                                      ==============                  =============       ==============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $         9.55                  $        9.55       $         9.55

NET ASSETS                                                            $   1,877,997   $  (1,877,997) (b)  $            -
                                                                      =============   =============       ==============
Shares of beneficial interest outstanding                                   180,468        (180,468) (b)               -
                                                                      =============   =============       ==============
NET ASSET VALUE, offering price and redemption                        $       10.41   $         10.41     $            -
   price per share of beneficial interest
   outstanding

CLASS C:
NET ASSETS                                            $    1,246,124                  $   2,172,673 (a)   $    3,418,797
                                                      ==============                  =============       ==============
Shares of beneficial interest outstanding                    130,373                        227,346 (a)          357,719
                                                                                      =============       ==============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $         9.56                  $        9.56       $         9.56

NET ASSETS                                                            $   2,172,673   $  (2,172,673) (b)  $            -
                                                                      =============   =============       ==============
Shares of beneficial interest outstanding                                   208,582        (208,582) (b)               -
                                                                      =============   =============       ==============
NET ASSET VALUE, offering price and redemption                        $       10.42   $       10.42       $            -
   price per share of beneficial interest
   outstanding


CLASS H:
NET ASSETS                                            $      426,893                  $     394,824 (a)   $      821,717
                                                      ==============                  =============       ==============
Shares of beneficial interest outstanding                     44,643                         41,292 (a)           85,935
                                                      ==============                  =============       ==============
NET ASSET VALUE, offering price and redemption price
   per share of beneficial interest outstanding       $         9.56                  $        9.56       $         9.56

NET ASSETS                                                            $     394,824   $    (394,824) (b)  $            -
                                                                      =============   =============       ==============
Shares of beneficial interest outstanding                                    37,848         (37,848) (b)               -
                                                                      =============   =============       ==============
NET ASSET VALUE, offering price and redemption                        $       10.43   $         10.43     $            -
   price per share of beneficial interest
   outstanding

___________________________________________

(a) Reflects net effect of combining existing Armada GNMA Fund into the Armada U.S. Government Income Fund.
(b) Reflects exchange of Armada GNMA Fund into the Armada U.S. Government Income Fund.


SEE NOTES TO UNAUDITED PRO FORMA COMBINING FINANCIAL STATEMENTS.

                       ARMADA U.S. GOVERNMENT INCOME FUND
                                ARMADA GNMA FUND

              UNAUDITED PRO FORMA COMBINING STATEMENT OF OPERATIONS

                                  MAY 31, 2003

                                                            U.S.                                            PRO FORMA
                                                         GOVERNMENT        GNMA           PRO FORMA          COMBINED
                                                        INCOME FUND        FUND          ADJUSTMENTS         (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                               $  10,505,129    $   8,813,022       $       -         $  19,318,151
Security lending income
                                                              28,242                -               -                28,242
----------------------------------------------------------------------------------------------------------------------------
Total investment income
                                                          10,533,371        8,813,022               -            19,346,393
----------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Investment Advisory fees
                                                           1,198,943          919,558               -             2,118,501
Administration fees                                          152,592          117,034         (15,000) (a)          254,626
12b-1 fees:
  Class I                                                     80,699           65,205               -               145,904
  Class A                                                      6,779            3,083               -                 9,862
  Class B                                                     56,006            9,744               -                65,750
  Class C                                                      8,285           15,094               -                23,379
  Class H                                                      1,972            2,146               -                 4,118
Transfer Agent fees                                           88,915           53,949         (14,000) (a)          128,864
Custodian fees                                                34,475           39,451         (32,000) (b)           41,926
Professional fees                                             19,630           15,487          (7,500) (b)           27,617
Printing and shareholder reports                              12,464           11,299               -                23,763
Registration and filing fees                                  32,357           30,707         (30,000) (b)           33,064
Trustees' fees                                                 5,737            3,856               -                 9,593
Miscellaneous                                                 41,770           21,832          (2,000) (b)           61,602
Shareholder servicing fees:
  Class A                                                     40,369           18,431               -                58,800
  Class B                                                     18,669            3,248               -                21,917
  Class C                                                      2,762            5,031               -                 7,793
  Class H                                                        657              715               -                 1,372
============================================================================================================================
Total Expenses
                                                           1,803,081        1,335,870        (100,500)            3,038,451
============================================================================================================================
LESS:
  Waiver of Investment Advisory fees                               -                -               -                     -
============================================================================================================================
Net expenses                                               1,803,081        1,335,870        (100,500)            3,038,451
============================================================================================================================
Net Investment Income
                                                           8,730,290        7,477,152         100,500            16,307,942
============================================================================================================================
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments sold                      3,381,053        1,072,978               -             4,454,031
Net change in unrealized appreciation on
investments                                                  768,242          272,482               -             1,040,724
============================================================================================================================
Net gain on investments                                    4,149,295        1,345,460               -             5,494,755
----------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
  Resulting from Operations                              $12,879,585       $8,822,612        $100,500           $21,802,697
============================================================================================================================

(a) Reflects adjustment to the acquired Fund contractual fee level.
(b) Reflects expected savings/increase based on current year budget.


SEE NOTES TO UNAUDITED PRO FORMA COMBINING FINANCIAL STATEMENTS.

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Underwriting Agreement with Professional Funds Distributor, LLC incorporated by reference as Exhibit (e)(1) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency and Service Agreements, incorporated by reference as Exhibits g(1) and h(6) hereto. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.


                  In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:


         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.       INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                  (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                  (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                  (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                  (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                  (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                  (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4      In order that the indemnification provisions contained in this
                  Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS.

(1)      a.       Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment
                  No. 48 to Registrant's Registration Statement on Form N-1A
                  (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

         b. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

         c. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

         d. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

         e. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

         f. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to
                  Exhibit 1(d) to PEA No. 26.

         g. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
                  Exhibit 1(e) to PEA No. 26.

         h. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

         i. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

         j. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

         k. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

         l. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

         m. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

         n. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

         o. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

         p. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

         q. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

         r. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

         s. Certificate of Classification of Shares reflecting the creation of Class PP, Class PP - Special Series 1, Class PP - Special Series 2 and Class PP - Special Series 3 shares representing interests in the Micro Cap Value Fund is incorporated herein by reference to Exhibit (a)(18) to Post-Effective Amendment No. 59 to Registrant's Registration Statement on Form N-1A filed on December 21, 2001.

         t. Certificate of Classification of Shares reflecting the creation of Special Series 4 Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Ultra, Large Cap Value, Micro Cap Value, Mid Cap Growth, Small Cap Growth, Small Cap Value, Tax Managed Equity, Aggressive Allocation, Balanced Allocation, Conservative Allocation, Bond, GNMA, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, U.S. Government Income, Michigan Municipal Bond, National Tax-Exempt Bond, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Tax-Exempt Money Market, Treasury Money Market, Treasury Plus Money Market and Strategic Income Bond Funds is incorporated herein by reference to Exhibit a(19) to Post Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed on January 29, 2002.

         u. Certificate of Classification of Shares reflecting the creation of Class QQ, Class QQ-Special Series 1, Class QQ-Special Series 2, Class QQ-Special Series 3, Class QQ-Special Series 4 and Class RR shares representing interests in the Armada High Yield Bond Fund and Armada Low Fee Money Market Fund is incorporated herein by reference to Exhibit
                  (a)(20) to Post-Effective Amendment No. 63 to Registrant's Registration Statement filed on June 21, 2002 ("PEA No. 63").

         v. Certificate of Classification of Shares reflecting the creation of Class SS, Class SS-Special Series 1, Class SS-Special Series 2, Class SS-Special Series 3 and Class SS-Special Series 4 shares representing interests in the Armada Short Duration Bond Fund is incorporated herein by reference to Exhibit (a)(21) to PEA No. 63.

         w. Certificate of Classification of Shares reflecting the creation of Class TT-UA Series 1, Class TT-UA Series 2, Class UU-UA Series 1, Class UU-UA Series 2, Class VV-UA Series 1, Class VV-UA Series 2, Class WW-UA Series 1, Class WW-UA Series 2, Class XX-UA Series 1, Class XX-UA Series 2, Class YY-UA Series 1, Class YY-UA Series 2, Class ZZ-UA Series 1, Class ZZ-UA Series 2, Class AAA-UA Series 1, Class AAA-UA Series 2, Class BBB-UA Series 1, Class BBB-UA Series 2, Class CCC-UA Series 1, Class CCC-UA Series 2, Class DDD-UA Series 1 and Class DDD-UA Series 2 shares representing interests in the UA Series of Funds of Armada is incorporated herein by reference to Exhibit (a)(22) to PEA No. 63.

         x. Certificate of Classification of Shares reflecting the creation of various classes of Special Series 5 Shares designated as R Shares representing interests in the Core Equity, Equity Growth, Equity Index, International Equity, Large Cap Value, Small Cap Growth, Small/Mid Cap Value, Limited Maturity Bond, Total Return Advantage, U.S. Government Income and Money Market Funds is incorporated herein by reference to Exhibit (a)(23) to Post-Effective Amendment No. 68 to Registrant's Registration Statement filed on May 5, 2003 ("PEA No. 68").

(2) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

         a. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

         b. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

         c. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

         d. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

(3)      Not Applicable.

(4) Form of Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

(6)      a.       Advisory Agreement for the Money Market, Treasury Money
                  Market, Government Money Market, Tax Exempt Money Market,
                  Pennsylvania Tax Exempt Money Market, National Tax Exempt
                  Bond, Intermediate Bond, GNMA, Bond, Equity Growth, Equity
                  Income, Small Cap Value, Ohio Tax Exempt Bond and Pennsylvania
                  Municipal Bond Funds between Registrant and National City
                  Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.

         b. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997 is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on July 18, 2001 ("PEA No. 57").

         c. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

         d. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

         e. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to
                  Exhibit 5(d) to PEA No. 44.

         f. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit (d)(6) to PEA No. 57.

         g. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                  Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

         h. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

         i. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

         j. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

         k. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(11) to PEA No. 57.

         l. Advisory Agreement dated June 28, 2002 for the Small/Mid Cap Value Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 64 to Registrant's Registration Statement filed on July 30, 2002 ("PEA No. 64").

         m. Form of Advisory Agreement for the Armada High Yield Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(13) to PEA No. 63.

         n. Advisory Agreement for the Armada Short Duration Bond Fund, dated December 3, 2002 between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(14) to PEA No. 68.

         o. Form of Advisory Agreement for the UA Series of Funds including UA Emerging Markets Fund, UA International Equity Fund, UA Large Cap Ultra Fund, UA Large Cap Value Fund, UA Real Estate Fund, UA Small Cap Growth Fund, UA Small/Mid Cap Value Fund, UA High Yield Bond Fund, UA Short Duration Bond Fund, UA U.S. Government Income Fund and UA Money Market Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit (d)(15) to PEA No. 63.

(7) Underwriting Agreement between Registrant and Professional Funds Distributor, LLC, dated May 1, 2003 is filed herewith.

(8)      None.

(9)      a.       Custodian Services Agreement between Registrant and National
                  City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

         b. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

         c. Exhibit A dated December 4, 2002 to the Custodian Services Agreement dated November 7, 1994 is incorporated herein by reference to Exhibit (g)(3) to PEA No. 68.

         d. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 58 to Registrant's Registration Statement filed on September 28, 2001 ("PEA No. 58").

(10)     a.       Service and Distribution Plan for the A (formerly, Retail) and
                  I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

         b. B Shares Distribution Plan is incorporated herein by reference to Exhibit m(2) to PEA No. 58.

         c. C Shares Distribution Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 58.

         d. H Shares Distribution Plan is incorporated herein by reference to Exhibit m(4) to PEA No. 59.

         e. Class 1 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(5) to Post-Effective Amendment No. 66 to Registrant's Registration Statement filed on September 30, 2002 ("PEA No. 66").

         f. Class 2 Shares Distribution Plan is incorporated herein by reference to Exhibit (m)(6) to PEA No. 66.

         g. R Shares Distribution Plan is incorporated herein by reference to Exhibit (n)(7) to PEA No. 68.

         h. Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised February 28, 2003, is incorporated herein by reference to Exhibit (n)(1) to PEA No. 68.

(11)     a        Opinion of Drinker Biddle & Reath LLP as counsel to Registrant dated April 29, 2002 is incorporated herein by reference to Exhibit (i)(1) to PEA No. 62.

         b. Opinion of Drinker Biddle & Reath LLP as counsel to Registrant dated June 21, 2002 is incorporated herein by reference to Exhibit (i)(2) to PEA No. 63.

         c. Opinion of Drinker Biddle & Reath LLP as counsel to Registrant, dated April 28, 2003 is incorporated herein by reference to Exhibit (i)(3) to PEA No. 68.

(12) Opinion and consent of Drinker Biddle & Reath supporting the tax matters and consequences to shareholders discussed in the Combined Proxy Statement/Prospectus - is filed herewith.

(13)     a.       Transfer Agency and Service Agreement (the "Transfer Agency
                  Agreement") between Registrant and State Street Bank and Trust
                  Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

         b. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

         c. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

         d. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

         e. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

         f. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(7) to PEA No. 57.

         g. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997 is incorporated herein by reference to Exhibit (h)(8) to PEA No. 57.

         h. Schedule A dated December 4, 2002 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated by reference to Exhibit (h)(12) to PEA No. 68.

         i. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 27, 2001 is incorporated herein by reference to Exhibit (h)(9) to PEA No. 61.

         j. Shareholder Services Plan for Class 2 Shares approved by the Board of Trustees on May 16, 2002 is incorporated herein by reference to Exhibit (h)(11) to PEA No. 63.

         k. Form of Servicing Agreement is incorporated herein by reference to Exhibit (h)(10) to PEA No. 61.

         l. Form of Servicing Agreement for Class 2 Shares is incorporated herein by reference to Exhibit (h)(12) to PEA No. 63.

         m. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

         n. Co-Administration Agreement among Registrant, PFPC Inc. and National City Bank, dated June 1, 2003 is filed herewith.

(14)     a.       Consent of Independent Auditors is filed herewith.

         b.       Consent of Counsel is filed herewith.

(15)     Not Applicable.

(16)     Powers of Attorney are filed herewith as Exhibit 16.

(17)     a.       Form of Proxy is filed herewith.

         b. C Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3, 2003
                  is filed herewith.

         c. A, B, H Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3, 2003 is filed herewith.

         d. I Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3, 2003
                  is filed herewith.

         e. Statement of Additional Information dated May 5, 2003, as supplemented May 29, 2003 and July 2, 2003 is filed herewith.

         f. Annual Report to Shareholders dated May 31, 2003 is filed herewith.

         g. Code of Ethics of Armada Funds and The Armada Advantage Fund is incorporated herein by reference to Exhibit (p)(1) to PEA No. 63.

         h. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit (p)(3) to PEA No. 53.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Philadelphia, the Commonwealth of Pennsylvania, on the 13th day of August, 2003.

                                  ARMADA FUNDS

                                               By:   * HERBERT MARTENS
                                                     ---------------------------
                                                      Herbert Martens, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                      DATE

/S/ DENNIS J. WESTLEY               Treasurer                  August 13, 2003
---------------------
Dennis J. Westley

*JOHN G. BREEN                      Trustee                    August 13, 2003
---------------------
John G. Breen

*JOHN F. DURKOTT                    Trustee                    August 13, 2003
---------------------
 John F. Durkott

*ROBERT J. FARLING                  Trustee                    August 13, 2003
---------------------
 Robert J. Farling

*RICHARD W. FURST                   Trustee                    August 13, 2003
---------------------
Richard W. Furst

*GERALD GHERLEIN                    Trustee                    August 13, 2003
---------------------
Gerald Gherlein

*HERBERT MARTENS                    President and Trustee      August 13, 2003
---------------------
Herbert Martens

*ROBERT D. NEARY                    Trustee and Chairman       August 13, 2003
---------------------               of the Board
Robert D. Neary

*KATHLEEN A. OBERT                  Trustee                    August 13, 2003
---------------------
Kathleen A. Obert

*J. WILLIAM PULLEN                  Trustee                    August 13, 2003
---------------------
J. William Pullen


*By:   /S/ W. BRUCE MCCONNEL
       ----------------------
       W. Bruce McConnel
       Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on February 28, 2003 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of Armada who may be required to execute such Registration Statement on Form N-14 (and any amendments thereto), and each of them, hereby appoint Herbert R. Martens and W. Bruce McConnel, and each of them, their true and lawful attorney, or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Armada, the Registration Statement on Form N-14, any amendments thereto, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC and either of said attorneys and shall have full power of substitution and re-substitution; and either of said attorneys shall have full power and authority to do and perform in the name and on behalf of each of said trustees or officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.


                                                       ARMADA FUNDS

                                              By:      /S/ W. BRUCE MCCONNEL
                                                       ----------------------
                                                       W. Bruce McConnel
                                                       Secretary

Dated:  August 13, 2003

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                                INDEX TO EXHIBITS

EXHIBIT NUMBER       DESCRIPTION OF EXHIBIT

(7) Underwriting Agreement between Registrant and Professional Funds Distributor, LLC

(12) Opinion and Consent of Drinker Biddle & Reath LLP supporting tax matters

(13)(n)              Co-Administration Agreement among Registrant, PFPC, Inc.
                     and National City Bank

(14)(a)              Consent of Independent Auditors

(14)(b)              Consent of Counsel

(16)                 Powers of Attorney

(17)(a)              Form of Proxy

(17)(b) C Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3,
                     2003

(17)(c) A, B, H Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3, 2003

(17)(d) I Shares Prospectus dated October 1, 2002, as supplemented March 1, 2003, April 23, 2003, May 29, 2003 and June 3,
                     2003

(17)(e) Statement of Additional Information dated May 5, 2003, as supplemented May 29, 2003 and July 2, 2003

(17)(f)              Annual Report to Shareholders dated May 31, 2003